UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY, 30TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 34th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. MICRO CAP FUND
			Number
			of Shares	Value
	COMMON STOCK - 98.1%
	Aerospace/Defense - 0.8%
	United Industrial Corp.	##	14,600	$660,650

	Aerospace/Defense-Equipment - 1.0%
	LMI Aerospace, Inc.	*	43,700	795,340

	Agricultural Operations - 0.6%
	Andersons, Inc.	##	11,200	466,032

	Air Pollution Control Equipment - 0.7%
	Ceco Environmental Corp.	*##	69,100	552,800

	Auto/Truck Parts & Equipment-Original - 1.6%
	Amerigon, Inc. Cl. A	*##	61,300	549,861
	IMPCO Technologies, Inc.	*	75,600	806,652
				1,356,513
	Beverages-non-Alcoholic - 0.6%
	Jones Soda Co.	*##	58,600	527,400

	Building & Construction-Miscellaneous - 1.1%
	Layne Christensen Co.	*	31,000	878,850

	Building Products-Air & Heating - 1.0%
	Comfort Systems USA, Inc.		59,500	850,255

	Building Products-Cement/Aggregate - 0.8%
	US Concrete, Inc.	*	63,800	704,990

	Building-Mobil Home/Manufactured Housing - 0.9%
	Cavco Industries, Inc.	*	16,800	746,592

	Casino Services - 0.7%
	FortuNet, Inc.	*##	36,500	591,300

	Chemicals-Fibers - 0.7%
	Zoltek Cos, Inc.	*##	19,000	567,910

	Chemicals-Other - 0.7%
	American Vanguard Corp.	##	35,200	544,896

	Chemicals-Specialty - 0.9%
	Stepan Co.	##	23,600	745,288

	Commercial Banks-Central US - 0.7%
	Capitol Bancorp., Ltd.		15,300	595,935

	Commercial Banks-Eastern US - 1.0%
	Bancorp, Inc.	##	35,000	875,350

	Commercial Banks-Southern US - 3.0%
	Home Bancshares, Inc.	*	15,100	342,770
	IBERIABANK Corp.		10,800	621,432
	Intervest Bancshares Corp.	*	18,800	761,400
	Virginia Commerce Bancorp	*##	33,975	812,003
				2,537,605
	Commercial Banks-Western US - 6.2%
	Banner Corp.	##	19,900	766,946
	Cascade Bancorp	##	29,100	829,641
	Columbia Banking System, Inc.	##	22,400	837,312
	First Regional Bancorp	*##	8,200	721,600
	First State Bancorp		31,400	746,692
	Trico Bancshares	##	26,100	714,618
	West Coast Bancorp	##	19,300	568,771
				5,185,580
	Commercial Services - 1.0%
	PeopleSupport, Inc.	*	62,100	835,866

	Communications Software - 0.9%
	Smith Micro Software, Inc.	*##	49,100	786,582

	Computer Aided Design - 0.9%
	Aspen Technology, Inc.	*	55,600	729,472

	Computer Services - 0.6%
	eLoyalty Corp.	*	37,700	499,525

	Consulting Services - 1.6%
	First Consulting Group, Inc.	*	66,200	585,208
	Huron Consulting Group, Inc.	*	22,200	778,998
				1,364,206
	Decision Support Software - 1.5%
	Interactive Intelligence, Inc.	*	47,800	675,892
	SPSS, Inc.	*	18,800	604,232
				1,280,124
	Direct Marketing - 0.8%
	Gaiam, Inc. Cl. A	*	46,300	649,126

	Distribution/Wholesale - 0.3%
	Houston Wire & Cable Co.	*##	14,400	247,680

	Diversified Manufacturing Operations - 1.2%
	Ameron International Corp.	##	14,500	971,790

	Diversified Operations/Commercial Services - 0.9%
	Volt Information Sciences, Inc.	*##	15,300	712,980

	Drug Delivery Systems - 0.4%
	Emisphere Technologies, Inc.	*##	42,000	358,260

	Educational Software - 0.9%
	INVESTools, Inc.	*	94,900	753,506

	Electronic Components-Miscellaneous - 1.8%
	Daktronics, Inc.		35,000	1,010,450
	Planar Systems, Inc.	*	39,100	470,764
				1,481,214
	Electronic Components-Semiconductors - 2.5%
	Emcore Corp.	*##	63,400	608,640
	MoSys, Inc.	*	73,100	571,642
	Netlogic Microsystems, Inc.	*##	12,300	396,675
	QuickLogic Corp.	*##	99,200	485,088
				2,062,045
	Electronic Security Devices - 0.8%
	Napco Security Systems, Inc.	*##	67,650	657,558

	E-Marketing/Information - 1.5%
	24/7 Real Media, Inc.	*##	68,100	597,918
	Liquidity Services, Inc.	*##	40,800	635,256
				1,233,174
	Energy-Alternate Sources - 1.3%
	Evergreen Solar, Inc.	*##	27,800	360,844
	Green Plains Renewable Energy, Inc.	*##	10,400	348,400
	Pacific Ethanol, Inc.	*##	17,200	397,664
				1,106,908
	Enterprise Software/Services - 1.4%
	Opnet Technologies, Inc.	*	42,000	544,320
	Ultimate Software Group, Inc.	*##	31,700	607,372
				1,151,692
	E-Services/Consulting - 1.3%
	Access Integrated Technologies, Inc. Cl. A	*##	46,700	458,127
	TRX, Inc.	*##	71,600	645,116
				1,103,243
	Finance-Consumer Loans - 1.7%
	Asta Funding, Inc.	##	20,800	778,960
	World Acceptance Corp.	*	19,100	678,432
				1,457,392
	Finance-Investment Bankers/Brokers - 2.3%
	Stifel Financial Corp.	*	19,000	670,890
	SWS Group, Inc.	##	28,800	694,656
	Thomas Weisel Partners Group, Inc.	*	30,900	587,409
				1,952,955
	Firearms & Ammunition - 1.2%
	Smith & Wesson Holding Corp.	*##	122,800	1,009,416

	Food-Retail - 0.9%
	Wild Oats Markets, Inc.	*##	37,800	740,880

	Footwear & Related Apparel - 0.7%
	Iconix Brand Group, Inc.	*	33,800	552,292

	Hotels & Motels - 1.0%
	Interstate Hotels & Resorts, Inc.	*	91,700	851,893

	Housewares - 1.0%
	National Presto Industries, Inc.	##	15,900	831,252

	Human Resources - 1.6%
	Kenexa Corp.	*	18,600	592,410
	Kforce, Inc.	*	48,200	746,618
				1,339,028
	Industrial Automation/Robotics - 1.3%
	Gerber Scientific, Inc.	*	35,400	460,554
	Hurco Cos, Inc.	*##	24,200	621,698
				1,082,252
	Instruments-Scientific - 0.8%
	OYO Geospace Corp.	*	11,200	639,632

	Internet Applications Software - 1.2%
	Art Technology Group, Inc.		155,900	464,582
	Vocus, Inc.	*##	39,100	557,175
				1,021,757
	Internet Content-Info/News - 1.2%
	TheStreet.com, Inc.		78,200	1,002,524

	Lighting Products & Systems - 0.8%
	Color Kinetics, Inc.	*	35,600	673,196

	Machinery-General Industry - 2.2%
	Flow International Corp.	*	49,100	690,837
	Intevac, Inc.	*	18,900	409,752
	Kadant, Inc.	*	33,200	763,600
				1,864,189
	Medical Information Systems - 0.8%
	Phase Forward, Inc.	*	55,500	639,360

	Medical Instruments - 2.7%
	DexCom, Inc.	*##	38,200	518,756
	Micrus Endovascular Corp.	*##	47,200	569,232
	Spectranetics Corp.	*	62,700	672,144
	Stereotaxis, Inc.	*##	46,400	500,656
				2,260,788
	Medical Products - 0.9%
	Luminex Corp.	*##	44,400	772,116

	Medical-Biomedical/Genetics - 1.4%
	Diversa Corp.	*##	63,200	610,512
	Genomic Health, Inc.	*	48,800	574,376
				1,184,888
	Metal Processors & Fabrication - 3.8%
	Ampco-Pittsburgh Corp.		19,800	567,270
	Ladish Co., Inc.	*##	23,800	891,786
	LB Foster Co. Cl. A	*	37,500	910,125
	RBC Bearings, Inc.	*	33,900	769,530
				3,138,711
	Miscellaneous Manufacturing - 0.6%
	Portec Rail Products, Inc.		37,100	520,513

	Networking Products - 0.9%
	Hypercom Corp.	*	80,500	752,675

	Oil Companies-Exploration & Production - 4.0%
	Arena Resources, Inc.	*	17,000	582,930
	CREDO Petroleum Corp.		31,500	607,005
	Exploration Co. of Delaware, Inc.	*##	67,800	722,748
	Parallel Petroleum Corp.	*	26,300	649,873
	Vaalco Energy, Inc.	*	81,100	791,536
				3,354,092
	Oil Field Machinery & Equipment - 0.0%
	Flotek Industries, Inc.	*##	900	13,995

	Oil-Field Services - 0.9%
	Trico Marine Services, Inc.	*	22,400	761,600

	Property/Casualty Insurance - 2.6%
	Navigators Group, Inc.	*	15,200	666,064
	SeaBright Insurance Holdings, Inc.	*	38,700	623,457
	Tower Group, Inc.	##	28,500	862,125
				2,151,646
	Retail-Apparel/Shoe - 2.4%
	Casual Male Retail Group, Inc.	*	74,100	744,705
	Shoe Carnival, Inc.	*##	27,500	656,150
	United Retail Group, Inc.	*	39,000	604,890
				2,005,745
	Retail-Restaurants - 1.8%
	Benihana, Inc. Cl. A	*##	29,300	795,202
	BJ's Restaurants, Inc.	*##	32,500	726,050
				1,521,252
	Retirement/Aged Care - 0.9%
	Five Star Quality Care, Inc.		71,200	788,184

	Savings & Loans/Thrifts-Central US - 0.7%
	First Place Financial Corp.	##	26,100	600,561

	Semiconductor Components-Integrated Circuits - 0.5%
	Anadigics, Inc.	*##	63,000	423,360

	Semiconductor Equipment - 1.5%
	BTU International, Inc.	*##	44,100	598,437
	FSI International, Inc.	*	99,200	683,488
				1,281,925
	Steel-Specialty - 0.8%
	Universal Stainless & Alloy, Inc.	*##	24,100	705,407

	Telecommunications Equipment - 1.9%
	Anaren, Inc.	*	36,100	739,689
	Sirenza Microdevices, Inc.	*	67,200	815,808
				1,555,497
	Telecommunications Services - 0.9%
	Cbeyond Communications, Inc.	*##	35,900	782,979

	Transport-Services - 1.0%
	Universal Truckload Services, Inc.	*	24,100	822,533

	Transport-Truck - 3.0%
	Celadon Group, Inc.	*	39,750	876,090
	Quality Distribution, Inc.		47,300	628,144
	US Xpress Enterprises, Inc. Cl A	*	37,800	1,021,356
				2,525,590
	Web Hosting/Design - 0.6%
	Website Pros, Inc.	*##	44,600	458,934

	Wire & Cable Products - 1.0%
	Superior Essex, Inc.	*##	27,000	808,110

	TOTAL COMMON STOCK
	(Cost: $73,330,492)			82,017,356
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 24.0%
	Money Market Funds - 22.9%
	Boston Global Investment Trust - Enhanced Portfolio, 5.080%	**	$19,115,281	$19,115,281

	Time Deposit - 1.1%
	Bank of America London
	4.500%, 07/01/06		960,710	960,710

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $20,075,991)			20,075,991

	TOTAL INVESTMENTS - 122.1%
	(Cost: $93,406,483)			102,093,347
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.1%)			(18,482,931)
	NET ASSETS - 100.0%			$83,610,416

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. EMERGING GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 93.2%
	Advertising Services - 0.6%
	inVentiv Health, Inc.	*##	2,200	$63,316

	Aerospace/Defense-Equipment - 2.3%
	AAR Corp.	*	3,100	68,913
	Armor Holdings, Inc.	*	1,000	54,830
	BE Aerospace, Inc.	*	2,300	52,578
	LMI Aerospace, Inc.	*	3,700	67,340
				243,661
	Airlines - 0.7%
	AirTran Holdings, Inc.	*	4,900	72,814

	Apparel Manufacturers - 0.4%
	Gymboree Corp.	*	1,300	45,188

	Applications Software - 0.6%
	American Reprographics Co.		1,700	61,625

	Auto/Truck Parts & Equipment-Original - 0.6%
	Keystone Automotive Industries, Inc.	*	1,400	59,108

	Batteries/Battery Systems - 0.7%
	EnerSys	*	3,500	73,150

	Beverages-non-Alcoholic - 0.4%
	Hansen Natural Corp.	*	200	38,074

	Building & Construction Products-Miscellaneous - 1.0%
	Drew Industries, Inc.	*	1,900	61,560
	NCI Building Systems, Inc.	*	800	42,536
				104,096
	Building & Construction-Miscellaneous - 0.6%
	Layne Christensen Co.	*	2,200	62,370

	Building Products-Air & Heating - 0.7%
	Comfort Systems USA, Inc.		4,900	70,021

	Building Products-Light Fixtures - 0.6%
	Genlyte Group, Inc.	*	800	57,944

	Building-Heavy Construction - 0.3%
	Perini Corp.	*##	1,600	36,000

	Capacitors - 0.5%
	Kemet Corp.	*	5,600	51,632

	Casino Services - 0.5%
	FortuNet, Inc.	*##	3,100	50,220

	Circuit Boards - 0.6%
	TTM Technologies, Inc.	*	4,200	60,774

	Commercial Services - 0.5%
	PeopleSupport, Inc.	*	3,800	51,148

	Commercial Services-Finance - 0.5%
	Jackson Hewitt Tax Service, Inc.		1,700	53,295

	Communications Software - 0.8%
	Smith Micro Software, Inc.	*##	5,100	81,702

	Computer Aided Design - 1.2%
	ANSYS, Inc.	*	1,100	52,602
	Aspen Technology, Inc.	*	6,000	78,720
				131,322
	Computers-Integrated Systems - 1.0%
	MTS Systems Corp.		1,700	67,167
	Radiant Systems, Inc.	*	4,000	42,280
				109,447
	Distribution/Wholesale - 1.6%
	Beacon Roofing Supply, Inc.	*	2,400	52,824
	LKQ Corp.	*	4,000	76,000
	WESCO International, Inc.	*	600	41,400
				170,224
	Diversified Manufacturing Operations - 0.6%
	Ameron International Corp.	##	900	60,318

	Diversified Operations/Commercial Services - 0.6%
	Volt Information Sciences, Inc.	*	1,400	65,240

	E-Commerce/Products - 0.6%
	Nutri/System, Inc.	*	1,100	68,343

	Electric Products-Miscellaneous - 0.8%
	Littelfuse, Inc.	*##	2,300	79,074

	Electronic Components-Semiconductors - 2.1%
	Emcore Corp.	*	5,500	52,800
	Ikanos Communications, Inc.	*	2,800	42,532
	Microsemi Corp.	*	2,500	60,950
	Zoran Corp.	*##	2,600	63,284
				219,566
	E-Marketing/Information - 0.7%
	aQuantive, Inc.	*	2,700	68,391

	Energy-Alternate Sources - 0.6%
	Evergreen Solar, Inc.	##	4,800	62,304

	Engineering/R & D Services - 0.5%
	URS Corp.	*	1,300	54,600

	Enterprise Software/Services - 1.6%
	Concur Technologies, Inc.	*	3,800	58,786
	Mantech International Corp. Cl. A	*##	2,000	61,720
	Ultimate Software Group, Inc.	*	2,500	47,900
				168,406
	Entertainment Software - 0.5%
	THQ, Inc.	*	2,450	52,920

	Finance-Consumer Loans - 0.7%
	Asta Funding, Inc.	##	2,000	74,900

	Finance-Investment Bankers/Brokers - 1.4%
	SWS Group, Inc.	##	2,200	53,064
	Thomas Weisel Partners Group, Inc.	*	4,900	93,149
				146,213
	Finance-Other Services - 0.7%
	GFI Group, Inc.	*	1,300	70,135

	Firearms & Ammunition - 0.5%
	Smith & Wesson Holding Corp.	*	6,600	54,252

	Food-Retail - 0.6%
	Wild Oats Markets, Inc.	*##	3,400	66,640

	Food-Wholesale/Distribution - 0.6%
	Performance Food Group Co.	*	2,000	60,760

	Footwear & Related Apparel - 2.2%
	CROCS, Inc.	*##	3,400	85,510
	Iconix Brand Group, Inc.	*	5,000	81,700
	Steven Madden, Ltd.	*	2,200	65,164
				232,374
	Golf - 0.6%
	Callaway Golf Co.	##	5,000	64,950

	Home Furnishings - 0.5%
	Sealy Corp.		3,800	50,426

	Hotels & Motels - 1.0%
	Orient Express Hotels, Ltd. Cl. A		2,600	100,984

	Human Resources - 1.1%
	Kforce, Inc.	*##	4,700	72,803
	Labor Ready, Inc.	*	2,000	45,300
				118,103
	Industrial Automation/Robotics - 0.5%
	Hurco Cos, Inc.	*	2,000	51,380

	Instruments-Scientific - 0.8%
	OYO Geospace Corp.	*	1,400	79,954

	Internet Applications Software - 1.7%
	DealerTrack Holdings, Inc.	*##	8,200	181,302

	Internet Content-Info/News - 0.6%
	TheStreet.com, Inc.		4,900	62,818

	Internet Infrastructure Software - 0.6%
	RADvision, Ltd.	*	3,900	62,166

	Internet Telephone - 0.5%
	j2 Global Communications, Inc.	*##	1,800	56,196

	Lasers-Systems/Components - 0.6%
	Cymer, Inc.	*	1,400	65,044

	Leisure & Recreational Products - 0.3%
	Multimedia Games, Inc.	*##	3,200	32,416

	Machinery-Construction & Mining - 0.5%
	Astec Industries, Inc.		1,400	47,768

	Machinery-General Industry - 2.5%
	Gardner Denver, Inc.	*	2,600	100,100
	Intevac, Inc.	*	3,000	65,040
	Wabtec Corp.		2,600	97,240
				262,380
	Medical Information Systems - 0.5%
	Phase Forward, Inc.	*	4,800	55,296

	Medical Instruments - 3.1%
	Angiodynamics, Inc.	*	2,400	64,920
	Arthrocare Corp.	*	2,000	84,020
	DexCom, Inc.	*##	2,200	29,876
	NuVasive, Inc.	*	2,300	41,929
	Spectranetics Corp.	*	4,500	48,240
	Stereotaxis, Inc.	*##	5,700	61,503
				330,488
	Medical Labs & Testing Services - 0.6%
	Icon PLC - ADR	*	1,100	60,830

	Medical Laser Systems - 0.6%
	LCA-Vision, Inc.		1,200	63,492

	Medical Products - 0.5%
	Viasys Healthcare, Inc.	*##	2,200	56,320

	Medical-Biomedical/Genetics - 2.3%
	InterMune, Inc.	*	2,600	42,770
	Keryx Biopharmaceuticals, Inc.	*	4,700	66,740
	Lifecell Corp.	*	2,300	71,116
	Martek Biosciences Corp.	*##	2,200	63,690
				244,316
	Medical-Drugs - 0.6%
	New River Pharmaceuticals, Inc.	##	2,100	59,850

	Medical-HMO - 0.6%
	WellCare Health Plans, Inc.	*	1,300	63,765

	Medical-Outpatient/Home Medical Care - 0.9%
	Hythiam, Inc.	##	6,000	41,820
	Matria Healthcare, Inc.	*	2,500	53,550
				95,370
	Metal Processors & Fabrication - 0.6%
	RBC Bearings, Inc.	*##	2,800	63,560

	Metal-Aluminum - 0.5%
	Century Aluminum Co.	*	1,500	53,535

	Networking Products - 1.1%
	Atheros Communications, Inc.	*	3,100	58,776
	Hypercom Corp.	*##	6,300	58,905
				117,681
	Non-Ferrous Metals - 0.4%
	RTI International Metals, Inc.	*	700	39,088

	Non-Hazardous Waste Disposal - 0.3%
	Waste Connections, Inc.	*	1,000	36,400

	Office Furnishings-Original - 1.1%
	Interface, Inc. Cl. A	*	5,000	57,250
	Knoll, Inc.		3,100	56,916
				114,166
	Oil & Gas Drilling - 0.4%
	Bronco Drilling Co., Inc.	*	1,900	39,691

	Oil Field Machinery & Equipment - 0.5%
	Lufkin Industries, Inc.		800	47,544
				47,544
	Oil-Field Services - 4.8%
	Basic Energy Services, Inc.		2,100	64,197
	Global Industries, Ltd.	*	3,500	58,450
	Helix Energy Solutions Group, Inc.	*	1,400	56,504
	Hornbeck Offshore Services, Inc.	*	1,900	67,488
	Oceaneering International, Inc.	*	1,400	64,190
	Superior Well Services, Inc.	*	2,000	49,800
	Tetra Technologies, Inc.	*	2,200	66,638
	Universal Compression Holdings, Inc.	*	1,300	81,861
				509,128
	Pharmacy Services - 0.6%
	HealthExtras, Inc.	*	2,000	60,440

	Physical Practice Management - 0.7%
	Healthways, Inc.	*	1,400	73,696

	Physical Therapy/Rehabilitation Centers - 0.5%
	Psychiatric Solutions, Inc.	*	2,000	57,320

	Private Corrections - 0.7%
	Corrections Corp. of America	*	1,400	74,116

	Property/Casualty Insurance - 1.2%
	Navigators Group, Inc.	*	1,300	56,966
	Ohio Casualty Corp.		2,300	68,379
				125,345
	Real Estate Management/Services - 0.7%
	Trammell Crow Co.	*	2,100	73,857

	Rental Auto/Equipment - 1.9%
	Aaron Rents, Inc.		2,300	61,824
	Dollar Thrifty Automotive Group, Inc.	*##	1,400	63,098
	H&E Equipment Services, Inc.	*	2,500	73,625
				198,547
	Resorts/Theme Parks - 0.6%
	Vail Resorts, Inc.	*##	1,600	59,360

	Retail-Apparel/Shoe - 4.3%
	Aeropostale, Inc.	*	2,900	83,781
	Bebe Stores, Inc.	##	3,500	53,970
	Charlotte Russe Holding, Inc.	*	3,000	71,820
	Charming Shoppes, Inc.	*	5,200	58,448
	Dress Barn, Inc.	*	2,100	53,235
	DSW, Inc. Cl. A	*##	2,000	72,840
	Too, Inc.	*	1,500	57,585
				451,679
	Retail-Arts & Crafts - 0.6%
	AC Moore Arts & Crafts, Inc.	*	3,900	63,609

	Retail-Computer Equipment - 0.5%
	Gamestop Corp. Cl. A	*##	1,300	54,600

	Retail-Leisure Products - 0.5%
	MarineMax, Inc.	*	2,100	55,083

	Retail-Petroleum Products - 0.6%
	World Fuel Services Corp.		1,400	63,966

	Rubber & Plastics - 0.5%
	PW Eagle, Inc.	##	1,800	54,432

	Seismic Data Collection - 0.7%
	Veritas DGC, Inc.	*	1,500	77,370

	Semiconductor Components-Integrated Circuits - 1.5%
	Anadigics, Inc.	*	9,100	61,152
	Atmel Corp.	*	9,900	54,945
	Triquint Semiconductor, Inc.	*	10,400	46,384
				162,481
	Semiconductor Equipment - 3.3%
	Axcelis Technologies, Inc.	*	9,400	55,460
	Brooks Automation, Inc.	*	4,800	56,640
	Formfactor, Inc.	*	1,700	75,871
	Rudolph Technologies, Inc.	*	4,100	59,450
	Varian Semiconductor Equipment Associates, Inc.	*	1,150	37,501
	Vecco Instruments, Inc.	*	2,500	59,600
				344,522
	Steel Pipe & Tube - 0.5%
	NS Group, Inc.	*	1,000	55,080

	Steel-Producers - 0.5%
	Chaparral Steel Co.	*	800	57,616

	Telecommunications Equipment - 1.4%
	Arris Group, Inc.	*	5,000	65,600
	CommScope, Inc.	*	2,600	81,692
				147,292
	Telecommunications Equipment Fiber Optics - 0.6%
	Oplink Communications, Inc.	*	3,400	62,254

	Transactional Software - 1.3%
	Open Solutions, Inc.	*##	2,100	55,881
	Transaction Systems Architects, Inc.	*	1,900	79,211
				135,092
	Transport-Air Freight - 0.7%
	EGL, Inc.	*	1,500	75,300

	Transport-Equipment & Leasing - 0.6%
	Amerco, Inc.	*	600	60,396

	Transport-Marine - 0.6%
	American Commercial Lines, Inc.	*	1,000	60,250

	Transport-Services - 0.7%
	Universal Truckload Services, Inc.	*	2,200	75,086

	Transport-Truck - 0.5%
	US Xpress Enterprises, Inc. Cl. A	*	2,000	54,040

	Vitamins & Nutrition Products - 0.9%
	Herbalife, Ltd.	*	2,500	99,750

	Web Portals/ISP - 0.6%
	Trizetto Group	*	4,600	68,034

	Wire & Cable Products - 1.4%
	General Cable Corp.	*	2,200	77,000
	Superior Essex, Inc.	*	2,500	74,825
				151,825
	Wireless Equipment - 0.3%
	ID Systems, Inc.	*	1,900	33,687

	TOTAL COMMON STOCK
	(Cost: $8,390,264)			9,824,099
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 18.9%
	Money Market Funds - 13.0%
	Boston Global Investment Trust - Enhanced Portfolio, 5.080%	**	$1,375,750	$1,375,750

	Time Deposit - 5.9%
	Bank of America London
	4.500%, 07/01/06		619,587	619,587

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $1,995,337)			1,995,337

	TOTAL INVESTMENTS - 112.1%
	(Cost: $10,385,601)			11,819,436
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.1%)			(1,274,506)
	NET ASSETS - 100.0%			$10,544,930

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.
ADR-	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. SMALL CAP VALUE FUND
			Number
			of Shares	Value
	COMMON STOCK - 96.8%
	Aerospace/Defense-Equipment - 1.3%
	AAR Corp.	*	89,400	$1,987,362

	Apparel Manufacturers - 1.3%
	Russell Corp.		110,500	2,006,680

	B2B/E-Commerce - 0.7%
	webMethods, Inc.	*	111,800	1,103,466

	Building & Construction Products-Miscellaneous - 1.0%
	ElkCorp.		54,700	1,519,019

	Building & Construction-Miscellaneous - 1.0%
	Dycom Industries, Inc.	*	72,800	1,549,912

	Building-Mobil Home/Manufactured Housing - 0.8%
	Champion Enterprises, Inc.	*	116,400	1,285,056

	Chemicals-Specialty - 2.6%
	Hercules, Inc.	*	136,600	2,084,516
	OM Group, Inc.	*	67,500	2,082,375
				4,166,891
	Commercial Banks-Central US - 5.5%
	Amcore Financial, Inc.		54,000	1,582,740
	Associated Banc Corp.		50,000	1,576,500
	Macatawa Bank Corp.	##	63,826	1,492,883
	Marshall & Ilsley Corp.		31,540	1,442,640
	Mercantile Bank Corp.		34,965	1,393,355
	Oak Hill Financial, Inc.		43,100	1,098,188
				8,586,306
	Commercial Banks-Eastern US - 0.5%
	Community Bank Systems, Inc.		39,300	792,681

	Commercial Banks-Western US - 1.0%
	Greater Bay Bancorp		57,900	1,664,625

	Commercial Services-Finance - 1.0%
	TNS, Inc.	*	73,700	1,524,853

	Computers-Integrated Systems - 0.9%
	Intergraph Corp.	*	45,600	1,435,944

	Consumer Products-Miscellaneous - 0.9%
	Prestige Brands Holdings, Inc.	*	137,300	1,368,881

	Containers-Paper/Plastic - 0.9%
	Packaging Corp. of America		65,000	1,431,300

	Diversified Manufacturing Operations - 2.5%
	ESCO Technologies, Inc.	*	38,900	2,079,205
	Griffon Corp.	*	68,800	1,795,680
				3,874,885
	Electric-Integrated - 2.4%
	CMS Energy Corp.	*	139,500	1,805,130
	El Paso Electric Co.	*	95,300	1,921,248
				3,726,378
	Electronic Components-Miscellaneous - 2.9%
	Benchmark Electronics, Inc.	*	49,200	1,186,704
	Methode Electronics, Inc. Cl. A		119,700	1,258,047
	Rogers Corp.	*	36,800	2,073,312
				4,518,063
	Electronic Components-Semiconductors - 0.5%
	IXYS Corp.	*	80,800	775,680

	Energy-Alternate Sources - 1.0%
	Covanta Holding Corp.	*	93,300	1,646,745

	Engineering/R & D Services - 1.0%
	URS Corp.	*	38,900	1,633,800

	Finance-Auto Loans - 1.1%
	United PanAm Financial Corp.	*	57,000	1,732,800

	Finance-Investment Bankers/Brokers - 1.0%
	Knight Capital Group, Inc. Cl. A	*	104,200	1,586,966

	Food-Miscellaneous/Diversified - 1.0%
	Ralcorp Holdings, Inc.	*	35,900	1,526,827

	Funeral Services & Related Items - 1.1%
	Stewart Enterprises, Inc. Cl. A		295,600	1,699,700

	Gas-Distribution - 2.3%
	Energen Corp.		43,000	1,651,630
	UGI Corp.		82,500	2,031,150
				3,682,780
	Health Care Cost Containment - 0.0%
	Hooper Holmes, Inc.	*	5,700	17,385

	Hotels & Motels - 1.2%
	Jameson Inns, Inc.	*	632,600	1,847,192

	Human Resources - 1.0%
	Korn/Ferry International	*	79,700	1,561,323

	Index Fund - 5.0%
	iShares Russell 2000 Value Index Fund	*	107,600	7,787,012

	Internet Applications Software - 0.6%
	Interwoven, Inc.	*	114,100	978,978

	Intimate Apparel - 1.1%
	Warnaco Group, Inc.	*	92,200	1,722,296

	Lasers-Systems/Components - 1.5%
	Cymer, Inc.	*	28,400	1,319,464
	Rofin-Sinar Technologies, Inc.	*	18,100	1,040,207
				2,359,671
	Life/Health Insurance - 1.0%
	Scottish Re Group, Ltd.		91,200	1,521,216

	Machinery Tools & Related Products - 1.2%
	Kennametal, Inc.		29,900	1,861,275

	Machinery-General Industry - 3.3%
	Gardner Denver, Inc.	*	80,200	3,087,700
	Wabtec Corp.		55,400	2,071,960
				5,159,660
	Medical Products - 0.6%
	HealthTronics, Inc.	*	128,600	983,790

	Medical-Drugs - 0.7%
	Zymogenetics, Inc.	*	55,400	1,050,938

	Metal Processors & Fabrication - 1.8%
	Commercial Metals Co.		53,400	1,372,380
	Quanex Corp.		35,250	1,518,217
				2,890,597
	Metal-Aluminum - 1.2%
	Century Aluminum Co.	*	51,500	1,838,035

	Motion Pictures & Services - 0.9%
	Lions Gate Entertainment Corp.	*##	170,800	1,460,340

	Multimedia - 1.1%
	Gemstar - TV Guide International, Inc.	*	508,600	1,790,272

	Networking Products - 1.3%
	3COM Corp.	*	208,000	1,064,960
	Aeroflex, Inc.	*	88,400	1,031,628
				2,096,588
	Non-Ferrous Metals - 1.3%
	RTI International Metals, Inc.	*	36,700	2,049,328

	Oil Companies-Exploration & Production - 0.5%
	Forest Oil Corp.	*	24,200	802,472

	Oil Refining & Marketing - 1.3%
	Holly Corp.		43,900	2,115,980

	Oil-Field Services - 0.9%
	Superior Energy Services, Inc.	*	41,600	1,410,240

	Power Conversion/Supply Equipment - 0.9%
	Power-One, Inc.	*	208,400	1,375,440

	Private Corrections - 1.4%
	Corrections Corp. of America	*	43,300	2,292,302

	Property/Casualty Insurance - 4.5%
	Castlepoint Holdings, Ltd. 144A	#*	237,400	2,611,400
	Navigators Group, Inc.	*	41,700	1,827,294
	Quanta Capital Holdings, Ltd.	*	126,700	328,153
	Tower Group, Inc.		74,400	2,250,600
				7,017,447
	Publishing-Newspapers - 0.6%
	Lee Enterprises, Inc.		33,000	889,350

	Radio - 1.0%
	Entercom Communications Corp. Cl. A		28,700	750,792
	Radio One, Inc. Cl. D	*	111,100	822,140
				1,572,932
	REITS-Diversified - 1.5%
	Cousins Properties, Inc.		38,600	1,193,898
	Washington Real Estate Investment Trust		30,600	1,123,020
				2,316,918
	REITS-Health Care - 0.8%
	Ventas, Inc.		36,483	1,236,044

	REITS-Hotels - 1.9%
	Ashford Hospitality Trust, Inc.		117,600	1,484,112
	DiamondRock Hospitality Co. 144A	#	101,300	1,500,253
				2,984,365
	REITS-Mortgage - 4.2%
	Fieldstone Investment Corp.		119,600	1,095,536
	JER Investors Trust, Inc. 144A	#	63,800	992,090
	JER Investors Trust, Inc.		42,000	653,100
	KKR Financial Corp.		89,150	1,855,211
	Newcastle Investment Corp.		77,500	1,962,300
				6,558,237
	REITS-Shopping Centers - 0.7%
	Equity One, Inc.		52,900	1,105,610

	Retail-Apparel/Shoe - 1.7%
	Charlotte Russe Holding, Inc.	*	65,100	1,558,494
	Charming Shoppes, Inc.	*	95,800	1,076,792
				2,635,286
	Retail-Discount - 0.8%
	Tuesday Morning Corp.	##	90,800	1,194,020

	Retail-Pawn Shops - 1.0%
	Cash America International, Inc.		49,100	1,571,200

	Retail-Restaurants - 1.1%
	Lone Star Steakhouse & Saloon, Inc.		64,600	1,694,458

	Savings & Loans/Thrifts-Central US - 0.5%
	MAF Bancorp., Inc.		17,000	728,280

	Savings & Loans/Thrifts-Eastern US - 2.5%
	Brookline Bancorp, Inc.		97,228	1,338,830
	First Niagara Financial Group, Inc.		128,700	1,804,374
	Parkvale Financial Corp.		25,300	740,025
				3,883,229
	Savings & Loans/Thrifts-Southern US - 0.6%
	Fidelity Bankshares, Inc.		30,300	964,146

	Semiconductor Components-Integrated Circuits - 2.1%
	ASE Test, Ltd.	*	150,600	1,367,448
	ChipMOS TECHNOLOGIES Bermuda, Ltd.	*	172,300	1,013,124
	Emulex Corp.	*	55,700	906,239
				3,286,811
	Semiconductor Equipment - 1.4%
	Mattson Technology, Inc.	*	117,500	1,147,975
	Varian Semiconductor Equipment Associates, Inc.	*	33,700	1,098,957
				2,246,932
	Telecommunications Equipment - 1.1%
	Comtech Telecommunications Corp.	*	61,100	1,788,397

	Therapeutics - 0.6%
	MGI Pharma, Inc.	*	48,200	1,036,300

	Transport-Air Freight - 0.7%
	ABX Air, Inc.	*	172,900	1,044,316

	Transport-Marine - 0.0%
	Quintana Maritime, Ltd.		22,200	0
	Quintana Maritime, Ltd. Cl. A		88,800	0
				0
	Transport-Services - 1.0%
	Universal Truckload Services, Inc.	*	45,800	1,563,154

	Wireless Equipment - 0.5%
	EFJ, Inc.	*	136,400	819,764

	TOTAL COMMON STOCK
	(Cost: $129,210,067)			151,937,126

	CONVERTIBLE PREFERRED STOCK - 1.3%
	Transport-Marine - 1.3%
	Quintana Maritime, Ltd.		22,200	$2,081,250
	(Cost: $2,081,250)

	SHORT TERM INVESTMENTS - 3.1%
	Money Market Funds - 1.8%
	Boston Global Investment Trust - Enhanced Portfolio, 5.080%	**	$2,742,425	$2,742,425

	Time Deposit - 1.3%
	Citibank Nassau
	4.500%, 07/01/06		2,070,438	2,070,438

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $4,812,862)			6,894,113

	TOTAL INVESTMENTS - 101.2%
	(Cost: $136,104,179)			158,831,239
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)			(1,933,213)
	NET ASSETS - 100.0%			$156,898,026

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at June 30, 2006 was $5,103,743 or 3.25% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. LARGE CAP VALUE FUND
			Number
			of Shares	Value
	COMMON STOCK - 97.0%
	Aerospace/Defense-Equipment - 1.7%
	United Technologies Corp.		6,900	$437,598

	Applications Software - 4.0%
	Microsoft Corp.		44,200	1,029,860

	Cable TV - 1.7%
	Comcast Corp. Cl. A	*	13,200	432,168

	Commercial Banks-Eastern US - 3.6%
	North Fork Bancorporation, Inc.		30,350	915,659

	Computers - 1.3%
	International Business Machines Corp.		4,200	322,644

	Consumer Products-Miscellaneous - 0.7%
	Fortune Brands, Inc.		2,500	177,525

	Diversified Manufacturing Operations - 9.3%
	General Electric Co.		25,900	853,664
	ITT Corp.		20,700	1,024,650
	Textron, Inc.		5,500	506,990
				2,385,304
	Electric-Integrated - 2.4%
	Exelon Corp.		11,000	625,130

	Electronic Components-Semiconductors - 3.7%
	Freescale Semiconductor, Inc. Cl. B	*	31,940	939,036

	Fiduciary Banks - 1.1%
	Bank of New York Co., Inc.		9,100	293,020

	Finance-Investment Bankers/Brokers - 6.3%
	Goldman Sachs Group, Inc.		3,000	451,290
	Morgan Stanley		18,300	1,156,743
				1,608,033
	Finance-Mortgage Loan/Banker - 3.8%
	Countrywide Financial Corp.		25,400	967,232

	Industrial Gases - 1.9%
	Praxair, Inc.		9,100	491,400

	Medical-Drugs - 3.9%
	Abbott Laboratories		8,000	348,880
	Pfizer, Inc.		27,700	650,119
				998,999
	Medical-HMO - 2.1%
	WellPoint, Inc.	*	7,600	553,052

	Multi-line Insurance - 6.1%
	Allstate Corp.		8,800	481,624
	American International Group, Inc.		18,400	1,086,520
				1,568,144
	Multimedia - 3.6%
	Time Warner, Inc.		37,700	652,210
	Walt Disney Co.		9,500	285,000
				937,210
	Oil Companies-Exploration & Production - 4.7%
	Apache Corp.		17,750	1,211,438

	Oil Companies-Integrated - 8.4%
	ConocoPhillips		16,820	1,102,215
	Marathon Oil Corp.		12,700	1,057,910
				2,160,125
	Oil Refining & Marketing - 2.6%
	Valero Energy Corp.		10,000	665,200

	Retail-Regional Department Stores - 4.3%
	Federated Department Stores, Inc.		30,400	1,112,640

	Savings & Loans/Thrifts-Western US - 4.2%
	Washington Mutual, Inc.		23,700	1,080,246

	Steel-Producers - 2.1%
	United States Steel Corp.		7,700	539,924

	Super-Regional Banks-US - 9.5%
	Bank of America Corp.		10,312	496,007
	US Bancorp		29,700	917,136
	Wells Fargo & Co.		15,400	1,033,032
				2,446,175
	Telephone-Integrated - 1.7%
	Sprint Nextel Corp.		22,500	449,775

	Tobacco - 2.3%
	Altria Group, Inc.		7,900	580,097

	TOTAL COMMON STOCK
	(Cost: $19,812,812)			24,927,634
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 2.9%
	Time Deposit - 2.9%
	Citibank Nassau
	4.500%, 07/01/06
	( Cost: $730,254)		$730,254	$730,254

	TOTAL INVESTMENTS - 99.9%
	(Cost: $20,543,066)			25,657,888
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			32,353
	NET ASSETS - 100.0%			$25,690,241

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. SYSTEMATIC LARGE CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 99.4%
	Aerospace/Defense - 3.8%
	Boeing Co.		1,900	$155,629
	Lockheed Martin Corp.		2,400	172,176
	Raytheon Co.		3,600	160,452
				488,257
	Agricultural Operations - 0.7%
	Archer-Daniels-Midland Co.		2,300	94,944

	Airlines - 0.6%
	AMR Corp.	*	3,000	76,260

	Applications Software - 4.5%
	Microsoft Corp.		25,000	582,500

	Beverages-non-Alcoholic - 2.1%
	Coca-Cola Co.		6,200	266,724

	Brewery - 1.1%
	Anheuser Busch Cos., Inc.		3,000	136,770

	Building Products-Cement/Aggregate - 1.6%
	Martin Marietta Materials, Inc.		2,300	209,645

	Casino Services - 1.1%
	International Game Technology		3,700	140,378

	Computer Services - 0.9%
	Electronic Data Systems Corp.		4,600	110,676

	Computers - 4.7%
	Hewlett-Packard Co.		5,200	164,736
	International Business Machines Corp.		4,100	314,962
	Sun Microsystems, Inc.	*	29,400	122,010
				601,708
	Consulting Services - 1.1%
	Corporate Executive Board Co.		1,400	140,280

	Cosmetics & Toiletries - 0.5%
	Procter & Gamble Co.		1,275	70,890

	Diversified Manufacturing Operations - 7.4%
	General Electric Co.		16,900	557,024
	Illinois Tool Works, Inc.		4,400	209,000
	Parker Hannifin Corp.		2,400	186,240
				952,264
	Electric Products-Miscellaneous - 0.5%
	Emerson Electric Co.		800	67,048

	Electronic Components-Semiconductors - 3.8%
	Intersil Corp. Cl. A	*	5,800	134,850
	LSI Logic Corp.	*	7,200	64,440
	Micron Technology, Inc.		12,600	189,756
	Texas Instruments, Inc.		3,200	96,928
				485,974
	Electronic Connectors - 1.2%
	Thomas & Betts Corp.	*	2,900	148,770

	Electronic Measure Instruments - 1.1%
	Agilent Technologies, Inc.	*	4,300	135,708

	Enterprise Software/Services - 3.5%
	BEA Systems, Inc.	*	13,700	179,333
	Oracle Corp.	*	18,700	270,963
				450,296
	Finance-Investment Bankers/Brokers - 1.4%
	Goldman Sachs Group, Inc.		1,200	180,516

	Food-Miscellaneous/Diversified - 1.4%
	General Mills, Inc.		3,400	175,644

	Health Care Cost Containment - 1.5%
	McKesson Corp.		4,100	193,848

	Home Decoration Products - 0.7%
	Newell Rubbermaid, Inc.		3,600	92,988

	Human Resources - 1.3%
	Manpower, Inc.		2,500	161,500

	Investment Management/Advisor Services - 0.8%
	Legg Mason, Inc.		1,000	99,520

	Life/Health Insurance - 0.7%
	Cigna Corp.		900	88,659

	Medical Information Systems - 1.1%
	IMS Health, Inc.		5,100	136,935

	Medical Products - 5.6%
	Baxter International, Inc.		5,700	209,532
	Johnson & Johnson		8,400	503,328
				712,860
	Medical-Biomedical/Genetics - 2.6%
	Biogen Idec, Inc.	*	3,700	171,421
	Celgene Corp.	*	3,300	156,519
				327,940
	Medical-Drugs - 1.8%
	Abbott Laboratories		5,300	231,133

	Medical-HMO - 2.8%
	Aetna, Inc.	*	2,400	95,832
	UnitedHealth Group, Inc.		6,000	268,680
				364,512
	Medical-Nursing Homes - 1.4%
	Manor Care, Inc.		3,900	182,988

	Medical-Wholesale Drug Distributors - 0.7%
	Cardinal Health, Inc.		1,500	96,495

	Metal-Copper - 1.1%
	Phelps Dodge Corp.		1,700	139,672

	Multi-line Insurance - 0.5%
	American International Group, Inc.		1,000	59,050

	Multimedia - 1.7%
	Walt Disney Co.	*	7,100	213,000

	Networking Products - 2.9%
	Cisco Systems, Inc.	*	19,000	371,070

	Oil & Gas Drilling - 2.6%
	Diamond Offshore Drilling, Inc.		1,700	142,681
	Helmerich & Payne, Inc.		2,000	120,520
	Transocean, Inc.	*	900	72,288
				335,489
	Oil Companies-Exploration & Production - 1.2%
	Devon Energy Corp.		2,500	151,025

	Oil Companies-Integrated - 1.0%
	ConocoPhillips		2,000	131,060

	Property/Casualty Insurance - 1.0%
	Chubb Corp.		2,600	129,740

	Retail-Apparel/Shoe - 4.1%
	Ann Taylor Stores Corp.	*	4,800	208,224
	Claire's Stores, Inc.		5,600	142,856
	Gap, Inc.		10,100	175,740
				526,820
	Retail-Discount - 2.7%
	Dollar Tree Stores, Inc.		6,000	159,000
	Wal-Mart Stores, Inc.		3,900	187,863
				346,863
	Retail-Major Department Stores - 1.6%
	JC Penney Co., Inc.		3,000	202,530

	Retail-Office Supplies - 1.3%
	Staples, Inc.	*	6,700	162,944

	Retail-Regional Department Stores - 1.1%
	Federated Department Stores, Inc.		3,800	139,080

	Retail-Restaurants - 1.0%
	McDonald's Corp.		3,700	124,320

	Steel-Producers - 1.5%
	Nucor Corp.		3,600	195,300

	Television - 0.5%
	CBS Corp. Cl. B		2,500	67,625

	Tobacco - 1.1%
	Altria Group, Inc.		1,900	139,517

	Toys - 1.2%
	Mattel, Inc.		9,200	151,892

	Transport-Rail - 1.9%
	CSX Corp.		3,400	239,496

	Transport-Services - 2.0%
	United Parcel Service, Inc. Cl. B		3,200	263,456

	Web Portals/ISP - 1.0%
	Google, Inc. Cl. A		300	125,799

	Wireless Equipment - 2.4%
	Motorola, Inc.		8,500	171,275
	QUALCOMM, Inc.		3,300	132,231
				303,506
	TOTAL COMMON STOCK
	(Cost: $11,984,811)			12,723,884
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 0.8%
	Time Deposit - 0.8%
	Bank of America London
	4.500%, 07/01/06
	(Cost: $104,238)		$104,239	$104,239

	TOTAL INVESTMENTS - 100.2%
	(Cost: $12,089,049)			12,828,123
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)			(19,883)
	NET ASSETS - 100.0%			$12,808,240

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. SYSTEMATIC MIDCAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 97.2%
	Airlines - 1.4%
	Continental Airlines, Inc. Cl. B	*##	12,400	$369,520

	Apparel Manufacturers - 0.4%
	Coach, Inc.	*	3,600	107,640

	Appliances - 1.5%
	Whirlpool Corp.		4,600	380,190

	Applications Software - 0.7%
	Compuware Corp.	*	28,200	188,940

	Beverages-non-Alcoholic - 1.0%
	Hansen Natural Corp.	*	1,300	247,481

	Building & Construction Products-Miscellaneous - 1.2%
	Masco Corp.		10,500	311,220

	Building Products-Cement/Aggregate - 2.5%
	Eagle Materials, Inc.		7,400	351,500
	Martin Marietta Materials, Inc.		3,200	291,680
				643,180
	Building-Maintenance & Service - 1.2%
	Rollins, Inc.		15,200	298,528

	Building-Residential/Commercial - 0.8%
	KB Home		4,300	197,155

	Cable TV - 1.2%
	Cablevision Systems Corp. Cl. A		14,400	308,880

	Cellular Telecommunications - 1.3%
	Leap Wireless International, Inc.	*	7,200	341,640

	Chemicals-Specialty - 0.9%
	Eastman Chemical Co.		4,200	226,800

	Commercial Banks-Southern US - 1.0%
	Synovus Financial Corp.		9,500	254,410

	Commercial Services-Finance - 3.2%
	Equifax, Inc.		9,000	309,060
	Paychex, Inc.		13,200	514,536
				823,596
	Computers-Integrated Systems - 0.9%
	Intergraph Corp.	*	7,000	220,430

	Consulting Services - 1.9%
	Corporate Executive Board Co.	*	4,800	480,960

	Data Processing/Management - 2.4%
	CSG Systems International, Inc.	*	9,800	242,452
	Dun & Bradstreet Corp.	*	5,200	362,336
				604,788
	Distribution/Wholesale - 2.0%
	Genuine Parts Co.		8,600	358,276
	WW Grainger, Inc.		2,100	157,983
				516,259
	Diversified Manufacturing Operations - 3.4%
	Dover Corp.		5,400	266,922
	ITT Corp.		3,100	153,450
	Parker-Hannifin Corp.		3,200	248,320
	Teleflex, Inc.		3,900	210,678
				879,370
	Diversified Operations - 1.6%
	Leucadia National Corp.	*	13,900	405,741

	E-Commerce/Products - 1.5%
	Emdeon Corp.	*	30,300	376,023

	Electronic Components-Semiconductors - 6.4%
	Advanced Micro Devices, Inc.	*	14,500	354,090
	Intersil Corp. Cl. A	*	4,500	104,625
	LSI Logic Corp.	*	34,200	306,090
	MEMC Electronic Materials, Inc.	*	10,500	393,750
	Micron Technology, Inc.		32,000	481,920
				1,640,475
	Electronic Connectors - 1.5%
	Thomas & Betts Corp.	*	7,700	395,010

	Electronic Measure Instruments - 2.5%
	Agilent Technologies, Inc.	*	14,400	454,464
	Tektronix, Inc.		6,800	200,056
				654,520
	Electronics-Military - 1.2%
	L-3 Communications Holdings, Inc.		4,000	301,680

	Finance-Commercial - 0.5%
	CIT Group, Inc.		2,600	135,954

	Finance-Investment Bankers/Brokers - 1.2%
	TD Ameritrade Holding Corp.		20,900	309,529

	Funeral Services & Related Items - 0.5%
	Service Corp. International	*	14,800	120,472

	Health Care Cost Containment - 1.0%
	McKesson Corp.		5,600	264,768

	Human Resources - 0.4%
	Hewitt Associates, Inc. Cl. A	*	5,000	112,400

	Independent Power Producer - 0.9%
	Mirant Corp.	*	8,300	222,440

	Instruments-Scientific - 0.8%
	PerkinElmer, Inc.		9,600	200,640

	Investment Management/Advisor Services - 1.2%
	Franklin Resources, Inc.		3,600	312,516

	Machinery-Construction & Mining - 1.1%
	Terex Corp.	*	2,900	286,230

	Medical Information Systems - 1.0%
	IMS Health, Inc.		9,400	252,390

	Medical-Biomedical/Genetics - 1.4%
	Biogen Idec, Inc.	*	7,900	366,007

	Medical-Drugs - 5.0%
	Celgene Corp.	*	8,700	412,641
	Forest Laboratories, Inc.	*	12,900	499,101
	Vertex Pharmaceutical, Inc.	*	10,300	378,113
				1,289,855
	Medical-Generic Drugs - 0.8%
	Mylan Laboratories, Inc.		10,500	210,000

	Medical-HMO - 2.2%
	Coventry Health Care, Inc.	*	3,925	215,639
	Health Net, Inc.	*	7,700	347,809
				563,448
	Medical-Outpatient/Home Medical Care - 0.4%
	Lincare Holdings, Inc.		2,800	105,952

	Metal Processors & Fabrication - 1.2%
	Precision Castparts Corp.		5,200	310,752

	Metal-Copper - 0.7%
	Phelps Dodge Corp.		2,200	180,752

	Multi-line Insurance - 2.1%
	Assurant, Inc.		6,300	304,920
	CNA Financial Corp.	*	7,000	230,720
				535,640
	Non-Ferrous Metals - 1.6%
	Titanium Metals Corp.	*##	11,900	409,122

	Office Furnishings-Original - 0.6%
	HNI Corp.		3,200	145,120

	Oil & Gas Drilling - 6.5%
	Diamond Offshore Drilling, Inc.		1,800	151,074
	ENSCO International, Inc.		9,900	455,598
	Helmerich & Payne, Inc.		6,600	397,716
	Pride International, Inc.	*	11,400	356,022
	Rowan Cos., Inc.		8,900	316,751
				1,677,161
	Oil-Field Services - 0.6%
	Tidewater, Inc.		3,300	162,360

	Paper & Related Products - 0.8%
	Temple-Inland, Inc.		4,900	210,063

	Pharmacy Services - 0.8%
	Express Scripts, Inc.		2,800	200,872

	Property/Casualty Insurance - 1.5%
	WR Berkley Corp.		11,675	398,468

	Quarrying - 0.6%
	Vulcan Materials Co.		2,100	163,800

	Real Estate Management/Services - 1.1%
	CB Richard Ellis Group, Inc. Cl. A	*	11,700	291,330

	Retail-Apparel/Shoe - 3.2%
	Claire's Stores, Inc.		8,500	216,835
	Ltd. Brands		9,300	237,987
	Nordstrom, Inc.		9,900	361,350
				816,172
	Retail-Auto Parts - 0.7%
	Autozone, Inc.	*	1,900	167,580

	Retail-Bedding - 1.6%
	Bed Bath & Beyond, Inc.	*	12,800	424,576

	Retail-Restaurants - 1.7%
	Applebee's International, Inc.		8,600	165,292
	Brinker International, Inc.		3,200	116,160
	CBRL Group, Inc.	##	4,900	166,208
				447,660
	Semiconductor Equipment - 1.6%
	Lam Research Corp.	*	6,500	303,030
	Teradyne, Inc.	*	8,500	118,405
				421,435
	Steel-Producers - 1.3%
	Nucor Corp.		6,000	325,500

	Telephone-Integrated - 1.2%
	Level 3 Communications, Inc.	*##	68,900	305,916

	Television - 1.4%
	CBS Corp. Cl. B		13,000	351,650

	Toys - 1.6%
	Mattel, Inc.		24,300	401,193

	Transport-Rail - 1.8%
	CSX Corp.		6,500	457,860

	Wireless Equipment - 1.0%
	Crown Castle International Corp.	*	7,800	269,412

	TOTAL COMMON STOCK
	(Cost: $24,880,761)			25,001,431
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 4.9%
	Money Market Funds - 4.1%
	Boston Global Investment Trust - Enhanced Portfolio, 5.080%	**	$1,058,200	$1,058,200

	Time Deposit - 0.8%
	Bank of America London
	4.500%, 07/01/06		187,040	187,040

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $1,245,240)			1,245,240

	TOTAL INVESTMENTS - 102.1%
	(Cost: $26,126,001)			26,246,671
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)			(532,234)
	NET ASSETS - 100.0%			$25,714,437

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. CONVERTIBLE FUND
			Principal
			Amount	Value
	CONVERTIBLE CORPORATE BOND - 82.8%
	Advertising Sales - 1.5%
	Lamar Advertising Co.
	2.875%, 12/31/10		$450,000	$530,437
	Aerospace/Defense - 1.7%
	Lockheed Martin Corp.
	4.310%, 08/15/33		505,000	576,488
	Aerospace/Defense-Equipment - 0.2%
	AAR Corp. 144A#
	1.750%, 02/01/26		85,000	81,919
	Applications Software - 0.5%
	Red Hat, Inc.
	0.500%, 01/15/24		155,000	168,756
	Broadcast Services/Programming - 1.4%
	Liberty Media Corp.
	0.750%, 03/30/23		445,000	474,481
	Casino Hotels - 1.4%
	Caesars Entertainment, Inc.	++
	4.150%, 04/15/24		390,000	492,453
	Casino Services - 1.5%
	Scientific Games Corp. 144A#
	0.750%, 12/01/24		395,000	514,981
	Cellular Telecommunications - 2.4%
	Nextel Communications, Inc.
	5.250%, 01/15/10		465,000	451,631
	NII Holdings, Inc. 144A#
	2.750%, 08/15/25		285,000	379,050
				830,681
	Commercial Services - 1.8%
	Quanta Services, Inc.
	4.500%, 10/01/23		220,000	367,125
	Quanta Services, Inc. 144A#
	3.750%, 04/30/26		235,000	245,575
				612,700
	Computer Services - 3.2%
	Electronic Data Systems Corp.
	3.875%, 07/15/23		525,000	523,687
	Hewlett-Packard Co.
	0.000%, 10/14/17		890,000	578,322
				1,102,009
	Diversified Manufacturing Operations - 1.7%
	Roper Industries, Inc.
	1.481%, 01/15/34		985,000	603,312
	Electronic Components-Miscellaneous - 1.5%
	Vishay Intertechnology, Inc.
	3.625%, 08/01/23		495,000	516,037
	Electronics-Military - 1.4%
	L-3 Communications Corp. 144A#
	3.000%, 08/01/35		500,000	490,000
	Engineering/R & D Services - 1.8%
	Fluor Corp.
	1.500%, 02/15/24		370,000	626,687
	Finance-Consumer Loans - 1.6%
	SLM Corp.	++
	4.150%, 07/25/35		545,000	552,690
	Finance-Investment Bankers/Brokers - 1.8%
	Merrill Lynch & Co., Inc.
	0.000%, 03/13/32		560,000	613,200
	Footwear & Related Apparel - 1.6%
	Skechers USA, Inc.
	4.500%, 04/15/07		530,000	540,600
	Hotels & Motels - 1.7%
	Hilton Hotels Corp.
	3.375%, 04/15/23		445,000	586,287
	Instruments-Scientific - 1.5%
	Fisher Scientific International, Inc.
	3.250%, 03/01/24		480,000	536,400
	Investment Management/Advisor Services - 1.5%
	BlackRock, Inc
	2.625%, 02/15/35		365,000	520,581
	Lasers-Systems/Components - 1.7%
	Cymer, Inc.
	3.500%, 02/15/09		550,000	579,562
	Life/Health Insurance - 1.5%
	Prudential Financial, Inc.	++
	2.410%, 11/15/35		530,000	531,829
	Machinery-Electrical - 1.1%
	Regal-Beloit Corp.
	2.750%, 03/15/24		220,000	381,700
	Medical Instruments - 1.7%
	Medtronic, Inc.
	1.250%, 09/15/21		595,000	592,769
	Medical Products - 1.4%
	PSS World Medical, Inc.
	2.250%, 03/15/24		440,000	502,150
	Medical-Drugs - 4.6%
	Allergan, Inc. 144A#
	1.500%, 04/01/26		500,000	504,375
	Celgene Corp.
	1.750%, 06/01/08		145,000	569,850
	Teva Pharmaceutical Finance, LLC
	0.250%, 02/01/24		260,000	270,400
	Wyeth	++
	3.320%, 01/15/24		240,000	251,040
				1,595,665
	Medical-Nursing Homes - 1.6%
	Manor Care, Inc.
	2.125%, 08/01/35		500,000	562,500
	Multi-line Insurance - 1.6%
	American Financial Group, Inc.
	1.486%, 06/02/33		1,100,000	565,125
	Multimedia - 1.6%
	Walt Disney Co.
	2.125%, 04/15/23		490,000	542,063
	Networking Products - 0.9%
	Anixter International, Inc.
	0.000%, 07/07/33		425,000	306,000
	Oil & Gas Drilling - 2.8%
	Transocean, Inc.
	1.500%, 05/15/21		510,000	583,950
	Diamond Offshore Drilling, Inc.
	1.500%, 04/15/31		225,000	390,094
				974,044
	Oil-Field Services - 3.5%
	Schlumberger, Ltd.
	1.500%, 06/01/23		355,000	646,100
	Hanover Compressor Co.
	4.750%, 01/15/14		395,000	564,850
				1,210,950
	Optical Supplies - 1.7%
	Advanced Medical Optics, Inc.
	2.500%, 07/15/24		500,000	578,750
	Printing-Commercial - 1.4%
	Bowne & Co., Inc.
	5.000%, 10/01/33		460,000	490,314
	Real Estate Operation/Development - 1.5%
	EOP Operating LP 144A#
	4.000%, 07/15/26		505,000	509,596
	Retail-Building Products - 1.4%
	Lowe's Cos., Inc.
	0.000%, 02/16/21		500,000	501,875
	Retail-Convenience Store - 0.9%
	Pantry, Inc.
	3.000%, 11/15/12		15,000	20,850
	Pantry, Inc. 144A#
	3.000%, 11/15/12		210,000	291,900
				312,750
	Retail-Discount - 1.4%
	TJX Cos., Inc.
	0.000%, 02/13/21		615,000	490,463
	Super-Regional Banks-US - 1.6%
	Wells Fargo & Co.	++
	4.000%, 05/01/33		540,000	542,025
	Telecommunications Equipment - 3.1%
	CommScope, Inc.
	1.000%, 03/15/24		405,000	603,450
	Harris Corp.
	3.500%, 08/15/22		245,000	454,781
				1,058,231
	Telecommunications Equipment Fiber Optics - 1.6%
	Ciena Corp.
	3.750%, 02/01/08		585,000	562,331
	Telecommunications Services - 1.6%
	Amdocs, Ltd.
	0.500%, 03/15/24		555,000	564,713
	Telephone-Integrated - 3.9%
	Centurytel, Inc.
	4.750%, 08/01/32		550,000	571,313
	Level 3 Communications, Inc.
	2.875%, 07/15/10		280,000	254,800
	Qwest Communications International, Inc.
	3.500%, 11/15/25		350,000	532,000
				1,358,113
	Therapeutics - 1.2%
	Amylin Pharmaceuticals, Inc.
	2.500%, 04/15/11		265,000	419,694
	Toys - 1.3%
	Hasbro, Inc.
	2.750%, 12/01/21		460,000	458,850
	Transactional Software - 1.0%
	Open Solutions, Inc.
	1.467%, 02/02/35		570,000	335,588
	Transport-Rail - 1.8%
	CSX Corp.
	0.000%, 10/30/21		480,000	606,000
	Wireless Equipment - 1.7%
	American Tower Corp.
	3.000%, 08/15/12		350,000	572,688
	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost: $26,284,119)			28,677,037
			Principal
			Amount	Value
	CONVERTIBLE PREFERRED STOCK - 13.1%
	Auto-Cars/Light Trucks - 1.7%
	General Motors Corp.
	6.250%, 07/15/33		$28,750	$583,912
	Electric-Generation - 1.6%
	AES Trust III
	6.750%, 10/15/29		11,868	560,882
	Finance-Investment Bankers/Brokers - 3.0%
	Citigroup Funding, Inc.
	0.000%, 09/27/08		17,245	567,361
	E*Trade Financial Corp.
	6.125%, 11/08/08		15,090	456,472
				1,023,833
	Financial Guarantee Insurance - 1.5%
	PMI Group, Inc.
	5.875%, 11/15/06		20,770	534,827
	Independent Power Producer - 1.4%
	NRG Energy, Inc.
	5.750%, 03/16/09		1,900	469,063
	Multi-line Insurance - 3.0%
	Hartford Financial Services Group, Inc.
	7.000%, 08/16/06		6,855	514,468
	Metlife, Inc. Cl. B
	6.375%, 08/18/08		18,550	511,424
				1,025,892
	Non-Hazardous Waste Disposal - 0.9%
	Allied Waste Industries, Inc.
	6.250%, 03/01/08		1,010	318,339
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost: $3,977,838)			4,516,748
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 3.3%
	Time Deposit - 3.3%
	Bank of America London
	4.500%, 07/01/06
	(Cost: $1,143,486)		$1,143,486	$1,143,486

	TOTAL INVESTMENTS - 99.2%
	(Cost: $31,405,443)			34,337,271
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			278,390
	NET ASSETS - 100.0%			$34,615,661

*	Non-income producing securities.
#	144A Security. Certain condition for public sale may exist.
	The total market value of 144A securities owned at June 30, 2006 was $3,017396 or 8.72% of net assets.
++	The coupon rate shown on floating rate securities represents the rate at period end.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	GLOBAL SELECT FUND
			Number
			of Shares	Value
	COMMON STOCK - 98.1%
	Brazil - 0.5%
	Vivo Participacoes S.A.- ADR	##	300,600	$739,476

	Finland - 0.6%
	M-Real OYJ Cl. B		178,500	883,285

	France - 6.2%
	Alcatel S.A. - ADR		78,400	988,624
	AXA S.A.		57,607	1,890,095
	PPR S.A.	##	13,195	1,682,117
	Sanofi - Aventis		31,007	3,025,074
	Veolia Environnement		33,334	1,722,376
				9,308,286
	Germany - 3.1%
	Commerzbank AG		52,379	1,904,752
	Henkel KGaA		14,272	1,483,635
	Schwarz Pharma AG		14,749	1,323,511
				4,711,898
	Greece - 1.3%
	OPAP S.A.		54,760	1,981,534

	Hong Kong - 5.2%
	Cheung Kong Holdings, Ltd.		194,000	2,103,103
	Hutchison Telecommunications International, Ltd.		922,000	1,501,648
	Jardine Matheson Holdings, Ltd.		83,200	1,464,320
	Melco International Development		659,000	1,654,500
	New World Development, Ltd.		701,000	1,146,221
				7,869,792
	Indonesia - 0.6%
	Telekomunikasi Indonesia Tbk PT		1,209,000	959,317

	Ireland - 2.4%
	C&C Group PLC		207,564	1,802,078
	CRH PLC		54,396	1,779,873
				3,581,951
	Italy - 4.9%
	Luxottica Group SpA		78,675	2,136,697
	Mediaset SpA		126,797	1,494,829
	Sanpaolo IMI SpA		114,335	2,021,869
	UniCredito Italiano SpA		220,565	1,725,996
				7,379,391
	Japan - 12.8%
	Aichi Corp.		93,500	875,987
	Calsonic Kansei Corp.		173,000	1,104,754
	Chugai Pharmaceutical Co., Ltd.	##	57,200	1,168,368
	Gigas K's Denki Corp.	##	32,100	817,137
	Hisamitsu Pharmaceutical Co., Inc.		54,900	1,685,684
	Hokuhoku Financial Group, Inc.		276,000	1,154,074
	Japan Tobacco, Inc.		486	1,772,838
	JSR Corp.		43,100	1,089,612
	NGK Spark Plug Co., Ltd.		61,000	1,227,311
	Nisshinbo Industries, Inc.		106,000	1,160,933
	Nitori Co., Ltd.		20,250	986,682
	Sumco Corp.	##	20,300	1,157,818
	Sumitomo Mitsui Financial Group, Inc.		209	2,212,221
	Takeuchi Manufacturing Co., Ltd.		24,200	1,085,999
	Teijin, Ltd.		141,000	895,473
	Tokyo Electron, Ltd.		13,300	930,761
				19,325,652
	Malaysia - 1.0%
	Bumiputra-Commerce Holdings Berhad		912,700	1,477,906

	Netherlands - 2.2%
	ASML Holding NV	*	73,182	1,482,215
	Royal Numico NV		42,426	1,903,562
				3,385,777
	Republic Of China - 1.2%
	Bio-Treat Technology, Ltd.	##	1,697,000	1,148,253
	Shanghai Real Estate, Ltd.		3,282,000	600,031
				1,748,284
	South Korea - 3.4%
	Hynix Semiconductor, Inc.		32,590	1,056,332
	Kookmin Bank - ADR		23,800	1,976,828
	Samsung Electronics Co., Ltd.		3,347	2,127,375
				5,160,535
	Sweden - 1.2%
	Assa Abloy AB Cl. B	##	105,000	1,763,738

	Switzerland - 10.1%
	Adecco S.A.		31,131	1,837,364
	Nestle S.A.		5,780	1,811,853
	Novartis AG		33,231	1,795,830
	Panalpina Welttransport Holding AG		15,388	1,428,258
	Roche Holding AG		18,320	3,022,426
	Straumann Holding AG		6,382	1,624,154
	UBS AG		24,460	2,675,625
	Ypsomed Holding AG	##	9,206	1,112,235
				15,307,745
	Taiwan - 0.7%
	United Microelectronics Corp. - ADR	*	324,400	1,008,884

	United Kingdom - 4.1%
	ARM Holdings PLC	*	1,009,791	2,115,124
	Bodycote International		181,365	849,511
	HSBC Holdings PLC		179,532	3,159,488
				6,124,123
	United States - 36.6%
	Affiliated Managers Group, Inc.	*##	20,800	1,807,312
	American International Group, Inc.		45,200	2,669,060
	Ansys, Inc.	*	32,000	1,530,240
	Boeing Co.		30,500	2,498,255
	Capital One Financial Corp.		25,200	2,153,340
	Celgene Corp.	*	20,600	977,058
	Central Garden & Pet Co.	*##	27,600	1,188,180
	ConocoPhillips		32,500	2,129,725
	Corning, Inc.	*	53,800	1,301,422
	Federated Department Stores, Inc.		64,200	2,349,720
	Freescale Semiconductor, Inc. Cl. B		83,602	2,457,899
	Humana, Inc.	*	30,000	1,611,000
	ITT Corp.		26,800	1,326,600
	J.P. Morgan Chase & Co.		28,900	1,213,800
	JLG Industries, Inc.		45,500	1,023,750
	Lexmark International, Inc. Cl. A	*	21,000	1,172,430
	Marathon Oil Corp.		24,300	2,024,190
	Microsoft Corp.		81,100	1,889,630
	Morgan Stanley		32,400	2,048,004
	Mylan Laboratories, Inc.		60,400	1,208,000
	Occidental Petroleum Corp.		17,100	1,753,605
	Praxair, Inc.		32,000	1,728,000
	Quiksilver, Inc.	*	132,800	1,617,504
	Raytheon Co.		43,100	1,920,967
	TD Ameritrade Holding Corp.		83,600	1,238,116
	Tim Hortons, Inc.	##	48,000	1,236,000
	Transocean, Inc.		22,400	1,799,168
	United Technologies Corp.		30,000	1,902,600
	Valero Energy Corp.		30,000	1,995,600
	Warnaco Group, Inc.		65,600	1,225,408
	WESCO International, Inc.		19,500	1,345,500
	XTO Energy, Inc.		28,400	1,257,268
	Yahoo!, Inc.	*	46,000	1,518,000
				55,117,351
	TOTAL COMMON STOCK
	(Cost: $129,984,190)			147,834,925
			Number
			of Shares	Value
	EQUITY-LINKED SECURITIES - 0.7%
	Taiwan - 0.7%
	Credit Suisse FB Yageo Corp. - 9/15/06	*	3,200,000	$1,107,200
	(Cost: $1,092,003)
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 7.4%
	Money Market Funds - 6.3%
	Boston Global Investment Trust - Enhanced Portfolio, 5.080%	**	$9,437,237	$9,437,237

	Time Deposits - 1.1%
	Bank of America London
	4.500%, 07/01/06		1,632,437	1,632,437

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $11,069,673)			11,069,674
	TOTAL INVESTMENTS - 106.2%
	(Cost: $142,145,866)			160,011,799
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2%)			(9,301,738)
	NET ASSETS - 100.0%			$150,710,061

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.
ADR -	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	INTERNATIONAL GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 94.7%
	Argentina - 1.2%
	Tenaris S.A. - ADR		29,700	$1,202,553

	Australia - 1.1%
	Goodman Fielder, Ltd.	*	723,502	1,150,305

	Canada - 4.6%
	Cameco Corp.		26,800	1,071,663
	EnCana Corp.		21,100	1,115,240
	Suncor Energy, Inc.		12,800	1,039,791
	Teck Cominco, Ltd. Cl. B	##	23,900	1,439,459
				4,666,153
	Finland - 1.8%
	Nokia OYJ - ADR		89,800	1,819,348

	France - 10.3%
	AXA S.A.		41,474	1,360,769
	Lafarge S.A.		16,082	2,018,283
	Sanofi - Aventis		40,224	3,924,293
	Total S.A.		20,276	1,333,888
	Veolia Environnement		36,010	1,860,646
				10,497,879
	Germany - 6.8%
	Bayer AG		21,685	996,527
	Bayerische Motoren Werke AG		10,051	501,988
	Commerzbank AG		66,421	2,415,387
	Siemens AG		29,052	2,527,134
	Solarworld AG		7,652	480,112
				6,921,148
	Hong Kong - 1.9%
	Foxconn International Holdings, Ltd.		192,000	409,115
	Hutchison Telecommunications International, Ltd.	*	946,300	1,541,225
				1,950,340
	Hungary - 1.2%
	MOL Hungarian Oil & Gas PLC		11,549	1,186,062

	Ireland - 4.0%
	Bank of Ireland		55,044	981,829
	C&C Group PLC		115,555	1,003,252
	CRH PLC	*	62,109	2,028,523
				4,013,604
	Italy - 4.4%
	Autogrill SpA		70,173	1,079,412
	Sanpaolo IMI SpA		132,775	2,347,957
	UniCredito Italiano SpA		137,157	1,073,300
				4,500,669
	Japan - 23.7%
	Aoyama Trading Co., Ltd.		14,400	450,964
	Calsonic Kansei Corp.	*	157,000	1,002,581
	Chugai Pharmaceutical Co., Ltd.		53,700	1,096,877
	Fuji Electric Holdings Co., Ltd.	*	202,000	1,058,461
	Haseko Corp.	*	341,000	1,160,381
	Hisamitsu Pharmaceutical Co., Inc.		20,000	614,093
	Hitachi Construction Machinery Co., Ltd.		71,400	1,720,745
	Hokuhoku Financial Group, Inc.		448,000	1,873,280
	Japan Steel Works, Ltd.		68,000	466,361
	Japan Tobacco, Inc.		510	1,860,386
	Mitsubishi Estate Co, Ltd.		67,600	1,436,977
	Mitsui & Co., Ltd.		93,700	1,324,579
	Nitori Co., Ltd.		15,200	740,620
	Okasan Holdings, Inc.	##	38,000	365,656
	Sumco Corp.		20,400	1,163,522
	Sumitomo Mitsui Financial Group, Inc.		276	2,921,401
	Teijin, Ltd.		167,300	1,062,501
	Tokyo Electron, Ltd.		15,700	1,098,718
	Toyota Motor Corp.	*	35,400	1,854,927
	Uni-Charm Corp.		14,000	774,002
				24,047,032
	Luxembourg - 1.0%
	Millicom International Cellular S.A.	*	23,100	1,049,433

	Netherlands - 2.1%
	ASML Holding NV	*	51,703	1,047,183
	Royal Numico NV		23,564	1,057,266
				2,104,449
	Norway - 2.6%
	Acergy S.A.	*##	66,100	1,006,488
	Telenor ASA		90,400	1,093,209
	TGS Nopec Geophysical Co. ASA	##	28,400	502,041
				2,601,738
	Peru - 0.5%
	Southern Copper Corp.	##	6,200	552,606

	Republic Of China - 1.1%
	AAC Acoustic Technology Holdings, Inc.	*	510,000	453,071
	Suntech Power Holdings Co., Ltd. - ADR	*##	24,000	678,000
				1,131,071
	Singapore - 0.5%
	SembCorp Marine, Ltd.		279,000	529,295

	South Africa - 1.5%
	Harmony Gold Mining Co., Ltd. - ADR	*	92,000	1,498,680

	South Korea - 2.0%
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.		35,910	1,056,065
	Kookmin Bank - ADR		12,100	1,005,026
				2,061,091
	Sweden - 2.6%
	Assa Abloy AB Cl. B	##	85,400	1,434,507
	Modern Times Group Cl. B	*	22,100	1,161,228
				2,595,735
	Switzerland - 11.7%
	ABB, Ltd.		159,476	2,069,933
	Adecco S.A.		22,949	1,354,459
	Compagnie Financiere Richemont AG		22,027	1,006,949
	Novartis AG		30,854	1,667,375
	Panalpina Welttransport Holding AG		10,185	945,334
	Roche Holding AG		9,847	1,624,554
	Straumann Holding AG		4,186	1,065,294
	UBS AG		19,481	2,130,983
				11,864,881
	Taiwan - 0.5%
	United Microelectronics Corp. - ADR		174,900	543,939

	United Kingdom - 7.6%
	Aegis Group PLC		455,910	1,098,305
	ARM Holdings PLC	*	734,089	1,537,634
	AstraZeneca PLC		25,541	1,541,893
	Barclays PLC	*	115,892	1,317,169
	HSBC Holdings PLC		124,640	2,193,473
				7,688,474
	TOTAL COMMON STOCK
	(Cost: $82,337,440)			96,176,485
			Number
			of Shares	Value
	PREFERRED STOCK - 1.2%
	Germany - 1.2%
	Henkel KGaA
	(Cost: $1,138,277)		10,265	$1,172,881
			Number
			of Shares	Value
	EQUITY-LINKED SECURITIES - 1.0%
	India - 1.0%
	Merrill Lynch Bharti Televentures - 3/17/11		130,700	$1,050,305
	(Cost: $1,135,757)
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 7.0%
	Money Market Funds - 5.3%
	Boston Global Investment Trust - Enhanced Portfolio, 5.080%	**	$5,355,111	$5,355,111

	Time Deposits - 1.7%
	Bank of America London
	4.500%, 07/01/06		1,696,063	1,696,063

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $7,051,175)			7,051,174
	TOTAL INVESTMENTS - 103.9%
	(Cost: $91,662,649)			105,450,845
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9%)			(3,940,813)
	NET ASSETS - 100.0%			$101,510,032

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.
ADR -	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
			Number
			of Shares	Value
	COMMON STOCK - 95.0%
	Australia - 1.0%
	Zinifex, Ltd.		254,458	$1,894,276

	Belgium - 1.5%
	Umicore		20,639	2,755,122

	Canada - 5.6%
	Alimentation Couche Tard, Inc. Cl. B		74,700	1,611,414
	Cryptologic, Inc.		82,700	2,002,994
	Eldorado Gold Corp.	##	339,500	1,654,608
	Gildan Activewear, Inc. Cl. A	*	64,500	3,061,735
	IPSCO, Inc.		10,200	980,194
	Reitman's Canada., Ltd. Cl. A		47,700	857,837
				10,168,782
	Denmark - 1.8%
	Jyske Bank	*	57,250	3,316,992

	Finland - 2.9%
	Cargotec Corp. Cl. B		45,080	1,974,223
	YIT OYJ	##	136,250	3,339,722
				5,313,945
	France - 7.9%
	Compagnie Generale de Geophysique S.A.	##	16,821	2,901,452
	Gemplus International S.A.	*##	1,158,192	2,576,805
	Neopost S.A.		44,360	5,053,833
	Nexans S.A.		26,750	1,906,867
	Teleperformance	##	46,436	1,857,262
				14,296,219
	Germany - 12.6%
	Aareal Bank AG	##	80,113	3,021,876
	ADVA AG Optical Networking	*##	107,535	1,093,122
	Heidelberger Druckmaschinen		62,012	2,818,818
	IKB Deutsche Industriebank AG	##	48,876	1,787,365
	Interhyp AG	*	23,725	2,093,485
	IVG Immobilien AG	##	68,222	2,060,421
	QSC AG	##	282,723	1,568,926
	Schwarz Pharma AG		46,167	4,142,826
	Solarworld AG	##	29,020	1,820,812
	Stada Arzneimittel AG		59,349	2,366,144
				22,773,795
	Hong Kong - 1.0%
	Melco International Development		715,000	1,795,095

	Indonesia - 1.6%
	Bakrie & Brothers Tbk PT		75,779,500	1,227,132
	United Tractors Tbk PT		2,811,500	1,639,005
				2,866,137
	Ireland - 4.1%
	C&C Group PLC		257,677	2,237,160
	FBD Holdings PLC		33,479	1,568,910
	Kingspan Group PLC	*	204,923	3,587,119
				7,393,189
	Italy - 2.8%
	Buzzi Unicem SpA	##	50,561	1,159,818
	Digital Multimedia Technologies SpA		35,512	2,093,736
	Fastweb		41,618	1,808,241
				5,061,795
	Japan - 16.3%
	Disco Corp.		30,100	1,690,434
	Haseko Corp.	*##	467,100	1,589,484
	Hisamitsu Pharmaceutical Co., Inc.		70,100	2,152,395
	Hitachi Construction Machinery Co., Ltd.		75,900	1,829,196
	Hoosiers Corp.	##	973	1,481,013
	Japan General Estate Co., Ltd.		60,800	1,252,539
	Japan Steel Works, Ltd.		211,100	1,447,775
	Mitsui Mining & Smelting Co., Ltd.		251,300	1,483,860
	Q'Sai Co., Ltd.		150,100	2,153,383
	Taiheiyo Cement Corp.		366,500	1,352,955
	Takeuchi Manufacturing Co., Ltd.	##	88,000	3,949,088
	THK Co., Ltd.		92,100	2,747,330
	Toho Tenax Co., Ltd.	*##	210,000	1,508,201
	Tokuyama Corp.		165,800	2,465,643
	Tokyu Land Corp.		320,400	2,497,279
				29,600,575

	Mexico - 0.4%
	Industrias Penoles S.A. de CV	##	126,500	819,227

	Netherlands - 4.1%
	Koninklijke BAM Groep NV		189,298	3,761,393
	SBM Offshore NV		68,479	1,824,764
	Unit 4 Agresso NV	*	89,617	1,804,773
				7,390,930
	Norway - 6.0%
	APL ASA	*##	120,600	969,048
	Fred Olsen Energy ASA	*##	45,900	2,087,504
	PAN Fish ASA	*	2,362,500	2,558,938
	Tandberg Television ASA	*	95,000	1,576,311
	TGS Nopec Geophysical Co. ASA	*##	209,400	3,701,668
				10,893,469
	Republic Of China - 1.4%
	AAC Acoustic Technology Holdings, Inc.	*##	2,823,800	2,508,590

	Singapore - 3.2%
	Chartered Semiconductor Manufacturing, Ltd.	*	1,884,000	1,608,373
	SembCorp Marine, Ltd.		1,467,000	2,783,065
	Singapore Petroleum Co., Ltd.		426,800	1,362,975
				5,754,413
	Spain - 1.5%
	Red Electrica de Espana	##	80,481	2,777,461

	Sweden - 5.3%
	Alfa Laval AB		72,500	2,168,926
	Meda AB Cl. A		85,200	1,774,150
	Modern Times Group	*	66,250	3,481,058
	Modern Times Group AB Cl. B		450	23,645
	SSAB Svenskt Stal AB Cl. A		106,300	2,117,603
				9,565,382
	Switzerland - 3.6%
	Panalpina Welttransport Holding AG		10,448	969,745
	Phonak Holding AG	##	59,270	3,698,932
	Ypsomed Holding AG	*##	15,062	1,819,735
				6,488,412
	Taiwan - 0.7%
	Yageo Corp.	*	3,432,000	1,187,213

	Thailand - 1.8%
	Amata Corp PCL - NVDR		3,240,700	1,443,897
	Siam Commercial Bank PCL	##	1,248,500	1,881,503
				3,325,400
	United Kingdom - 7.9%
	ARM Holdings PLC	*	826,828	1,731,887
	Carphone Warehouse Group PLC		364,572	2,140,884
	Homeserve PLC		65,908	1,889,452
	Michael Page International PLC		309,642	2,007,308
	MyTravel Group PLC Cl. A	*	615,507	2,695,188
	NDS Group PLC - ADR	*	36,400	1,694,420
	Tullow Oil PLC		130,414	921,412
	Venture Production PLC	*	98,849	1,310,864
				14,391,415
	TOTAL COMMON STOCK
	(Cost: $144,051,771)			172,337,834
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 24.2%
	Money Market Funds - 18.6%
	Boston Global Investment Trust - Enhanced Portfolio, 5.080%	**	$33,703,510	$33,703,510

	Time Deposits - 5.6%
	Wachovia Bank
	4.500%, 07/01/06		10,153,202	10,153,202

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $43,856,712)			43,856,712
	TOTAL INVESTMENTS - 119.2%
	(Cost: $187,908,483)			216,194,546
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.2%)			(34,866,486)
	NET ASSETS - 100.0%			$181,328,060

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.
ADR -	American Depository Receipt
NVDR -	Non Voting Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	INTERNATIONAL SYSTEMATIC FUND
			Number
			of Shares	Value
	COMMON STOCK - 100.1%
	Australia - 5.7%
	Broken Hill Proprietary, Ltd.		2,300	$49,555
	Lihir Gold, Ltd.	*	9,700	20,755
	Macquarie Airports		23,400	53,372
	Oxiana, Ltd.	*	32,400	76,066
	Rio Tinto, Ltd.		500	28,901
	Zinifex, Ltd.		4,300	32,011
				260,660
	Austria - 0.9%
	IMMOFINANZ Immobilien Anlagen AG	*	2,300	25,527
	Voestalpine AG		100	15,190
				40,717
	Belgium - 5.3%
	Fortis		1,100	37,512
	Fortis		3,500	119,132
	KBC Groep NV		800	85,823
				242,467
	Denmark - 0.6%
	Danske Bank A/S		400	15,222
	Sydbank A/S		400	13,268
				28,490
	Finland - 3.8%
	Kesko OYJ Cl. B		1,400	53,668
	Nokia OYJ		1,800	36,733
	Rautaruukki OYJ		2,800	84,565
				174,966
	France - 11.3%
	Bacou Dalloz		100	11,904
	BNP Paribas		880	84,222
	Capgemini S.A.		200	11,413
	Compagnie Generale de Geophysique S.A.	*	100	17,249
	Credit Agricole S.A.		1,200	45,648
	Gemplus International S.A.	*	2,600	5,785
	Groupe Steria SCA		200	10,549
	Nexans S.A.		100	7,129
	Peugeot S.A.		1,000	62,206
	Renault S.A.		300	32,222
	Sanofi - Aventis		1,200	117,073
	Societe Generale		500	73,522
	Total S.A.		302	19,868
	Vivendi S.A.		500	17,518
				516,308
	Germany - 2.6%
	Continental AG		200	20,438
	Deutsche Bank AG		200	22,504
	Hannover Rueckversicherung AG		700	24,480
	Volkswagen AG		700	49,076
				116,498
	Greece - 0.2%
	Aluminium of Greece S.A.I.C.		400	8,419

	Hong Kong - 2.2%
	Esprit Holdings, Ltd.		2,000	16,351
	Foxconn International Holdings, Ltd.	*	25,000	53,270
	Hopewell Holdings		3,000	8,420
	Sino Land Company, Ltd.		4,000	6,386
	Techtronic Industries Co.		6,000	8,111
	Yue Yuen Industrial Holdings		3,000	8,246
				100,784
	Italy - 3.7%
	Banca Popolare di Verona e Novara Scrl		800	21,430
	Banche Popolari Unite Scpa		4,600	118,989
	Capitalia SpA		1,900	15,585
	Sanpaolo IMI SpA		600	10,610
				166,614
	Japan - 25.3%
	Astellas Pharmaceutical, Inc.		800	29,393
	Canon, Inc.		1,500	73,612
	Daiwa Securities Group, Inc.		2,000	23,864
	Denso Corp.		500	16,358
	Hokkaido Electric Power	*	1,300	30,875
	Honda Motor Co., Ltd.		2,800	88,912
	Ibiden Co., Ltd.		1,100	52,924
	Isuzu Motors, Ltd.		3,000	9,736
	Itochu Corp.		10,000	87,915
	Katokichi Co., Ltd.		1,100	11,066
	Keiyo Co., Ltd.		1,000	8,870
	Kobe Steel, Ltd.		7,000	21,922
	Komatsu, Ltd.		3,000	59,703
	Matsushita Electric Industries Co., Ltd.		3,000	63,378
	Mazda Motor Corp.		3,000	18,816
	Mitsubishi Corp.		2,000	39,977
	Mitsui & Co., Ltd.		2,000	28,273
	Mitsui Trust Holdings, Inc.		1,000	12,028
	Mizuho Financial Group, Inc.		1	8,477
	Nippon Electric Glass Co., Ltd.		1,000	20,076
	Parco Co., Ltd.		2,000	20,452
	Plenus Co., Ltd.	*	100	3,412
	Resona Holdings, Inc.		13	41,053
	Seiko Corp.		1,000	9,465
	Shinko Electric Industries		300	8,713
	Star Micronics Co., Ltd.		1,000	20,251
	Sumitomo Metal Industries, Ltd.		16,000	66,063
	Sumitomo Mitsui Financial Group, Inc.		1	10,585
	Suzuken Company Ltd.		100	3,972
	TDK Corp.		400	30,442
	Teijin, Ltd.		4,000	25,404
	Tokyo Electron, Ltd.		1,100	76,980
	Tokyo Gas Co., Ltd.		10,000	47,150
	Toshiba Corp.	*	2,000	13,069
	Toyota Motor Corp.	*	1,100	57,639
	Xebio Co., Ltd.		500	17,102
				1,157,927
	Netherlands - 3.9%
	ABN AMRO Holding NV		300	8,205
	Heineken NV		1,500	63,581
	ING Groep NV		700	27,505
	Univar NV		400	18,950
	USG People NV		800	61,171
				179,412
	Norway - 1.3%
	DNB NOR ASA		3,800	47,175
	TGS Nopec Geophysical Co. ASA	*	700	12,374
				59,549
	Republic Of China - 1.0%
	China Travel International Investment Hong Kong, Ltd.		42,000	10,112
	Citic Pacific, Ltd.		6,000	17,690
	TPV Technology, Ltd.		20,000	18,926
				46,728
	Singapore - 0.4%
	SembCorp Marine, Ltd.		10,000	18,971

	Spain - 3.7%
	ACS Actividades Construccion y Servicios S.A.		200	8,339
	Banco Bilbao Vizcaya Argentaria S.A.		1,400	28,785
	Banco Santander Central Hispano S.A.		1,100	16,062
	Fadesa Inmobiliaria S.A.		700	24,005
	Gestevision Telecinco S.A.		300	7,192
	Repsol YPF S.A.		2,100	60,121
	Telefonica S.A.	*	1,600	26,637
				171,141
	Sweden - 2.4%
	Nordea Bank AB		2,000	23,877
	Sandvik AB		600	6,976
	Svenska Cellulosa AB Cl. B		200	8,260
	Svenska Handelsbanken Cl. A		2,700	69,529
				108,642
	Switzerland - 3.7%
	Nestle S.A.		13	4,075
	Novartis AG		600	32,425
	Roche Holding AG		55	9,074
	Swiss Reinsurance		500	34,878
	UBS AG		500	54,694
	Unaxis Holding AG		46	12,767
	Zurich Financial Services AG	*	86	18,815
				166,728
	United Kingdom - 22.1%
	AstraZeneca PLC		440	26,563
	Aviva PLC		600	8,495
	BAE Systems PLC		2,200	15,045
	Barclays PLC		4,300	48,872
	Barratt Developments PLC		900	15,780
	BHP Billiton PLC		4,700	91,188
	BP PLC		900	10,495
	British American Tobacco PLC		3,500	88,168
	British Energy Group PLC	*	1,400	17,426
	George Wimpey PLC	*	5,600	47,101
	GlaxoSmithKline PLC		6,000	167,680
	HBOS PLC	*	1,800	31,294
	HSBC Holdings PLC		5,800	102,071
	Lonmin PLC		800	41,622
	Marks & Spencer Group PLC		3,200	34,742
	Old Mutual PLC		4,500	13,587
	Rio Tinto PLC		1,900	100,469
	Rolls-Royce Group PLC	*	1,713	13,117
	Rolls-Royce Group PLC Cl. B		49,119	93
	Royal Bank of Scotland Group PLC	*	1,200	39,462
	Royal Dutch Shell PLC Cl. B		800	27,980
	Taylor Woodrow PLC		10,100	62,393
	Vodafone Group PLC		2,300	4,903
				1,008,546
	TOTAL COMMON STOCK
	(Cost: $3,980,554)			4,573,567
			Number
			of Shares	Value
	PREFERRED STOCK - 0.6%
	Italy - 0.6%
	Istituto Finanziario Industriale SpA
	( Cost: $22,528)		1,100	$25,022
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 3.5%
	Time Deposits - 3.5%
	Wachovia Bank
	4.500%, 07/01/06
	(Cost: $161,815)		$161,815	$161,815
	TOTAL INVESTMENTS - 104.2%
	(Cost: $4,164,897)			4,760,404
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2%)			(191,486)
	NET ASSETS - 100.0%			$4,568,918

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	INTERNATIONAL ALL CAP GROWTH FUND
			Number
			of Shares	Value
	COMMON STOCK - 95.1%
	Argentina - 1.2%
	Tenaris S.A. - ADR		5,900	$238,891

	Australia - 3.1%
	CSL, Ltd.		5,007	199,947
	Rio Tinto, Ltd.	*	3,898	225,310
	Zinifex, Ltd.		27,876	207,519
				632,776
	Belgium - 0.7%
	KBC Groep NV		1,306	140,106

	Canada - 2.5%
	Cryptologic, Inc. Cl. A		9,500	230,090
	Eldorado Gold Corp.	*	39,100	190,560
	Talisman Energy, Inc.		5,100	89,334
				509,984
	Finland - 2.0%
	YIT OYJ		16,300	399,541

	France - 10.9%
	Alstom RGPT	*	3,075	280,931
	Arkema - ADR	*	136	5,256
	Compagnie Generale de Geophysique S.A.		1,231	212,335
	Neopost S.A.		1,756	200,057
	Sanofi - Aventis		2,178	212,488
	STMicroelectronics NV		9,400	151,058
	Total S.A. - ADR		5,460	357,739
	Vallourec		298	358,175
	Veolia Environnement		7,987	412,690
				2,190,729
	Germany - 12.7%
	Commerzbank AG		15,743	572,491
	Deutsche Postbank AG		2,817	202,646
	Hugo Boss AG Ord		827	35,224
	Hypo Real Estate Holding AG		7,460	452,994
	IVG Immobilien AG		8,185	247,201
	Puma AG Rudolf Dassler Sport		986	383,179
	Schwarz Pharma AG		2,832	254,131
	Siemens AG		2,467	214,596
	Solarworld AG		3,230	202,661
				2,565,123
	Greece - 1.0%
	Piraeus Bank S.A.		8,162	194,116

	Hong Kong - 3.0%
	Cheung Kong Holdings, Ltd.		20,000	216,815
	Hutchison Telecommunications International, Ltd.	*	120,000	195,442
	Melco International Development		79,000	198,339
				610,596
	Indonesia - 1.1%
	Bakrie & Brothers Tbk PT	*	8,334,500	134,964
	Perusahaan Gas Negara PT		79,000	95,946
				230,910
	Ireland - 2.9%
	Anglo Irish Bank Corp. PLC		12,131	188,618
	Kingspan Group PLC	*	23,347	403,309
				591,927
	Italy - 2.1%
	Autogrill SpA		13,614	209,413
	UniCredito Italiano SpA		28,296	221,426
				430,839
	Japan - 19.9%
	Chugai Pharmaceutical Co., Ltd.		10,500	214,473
	Fanuc, Ltd.	*	1,100	98,920
	Haseko Corp.	*	51,900	176,609
	Japan Steel Works, Ltd.		23,400	160,483
	Japan Tobacco, Inc.		110	401,260
	Komatsu, Ltd.		10,400	206,972
	Mitsubishi UFJ Financial Group, Inc.		42	587,849
	Nidec Corp.		1,300	93,251
	ORIX Corp.		1,030	251,835
	Sumitomo Realty & Development Co., Ltd.		10,000	246,687
	Taiheiyo Cement Corp.		41,900	154,676
	Toho Tenax Co., Ltd.	*	23,000	165,184
	Tokuyama Corp.		10,100	150,199
	Tokyo Electron, Ltd.		2,900	202,948
	Tokyu Land Corp.		22,000	171,474
	Toshiba Corp.	*	35,000	228,710
	Toyota Motor Corp.	*	3,800	199,117
	Yamada Denki Co., Ltd.		2,900	296,050
				4,006,697
	Mexico - 0.4%
	Industrias Penoles S.A.		13,900	90,018

	Netherlands - 4.9%
	ASML Holding NV	*	8,700	175,914
	Koninklijke BAM Groep NV		9,665	192,046
	Koninklijke Philips Electronics NV		6,350	197,739
	Royal Numico NV		4,657	208,950
	SBM Offshore NV		7,664	204,223
				978,872
	Norway - 5.6%
	APL ASA	*	13,600	109,279
	Fred Olsen Energy ASA	*	5,100	231,945
	Tandberg Television ASA	*	10,230	169,744
	Telenor ASA		17,000	205,581
	TGS Nopec Geophysical Co. ASA	*	22,800	403,047
				1,119,596
	Peru - 1.3%
	Southern Copper Corp.		2,900	258,477

	Republic Of China - 0.9%
	AAC Acoustic Technology Holdings, Inc.	*	206,000	183,005

	Singapore - 1.6%
	CapitaLand, Ltd.		35,500	101,021
	SembCorp Marine, Ltd.		112,000	212,477
				313,498
	South Korea - 0.9%
	Hynix Semiconductor, Inc.	*	5,300	171,788

	Sweden - 3.2%
	SSAB Svenskt Stal AB Cl. A		11,400	227,100
	Swedish Match AB		12,400	199,682
	Telefonaktiebolaget LM Ericsson - ADR		6,380	210,795
				637,577
	Switzerland - 5.1%
	ABB, Ltd.		15,953	207,063
	Roche Holding AG		3,564	587,987
	UBS AG		2,199	240,544
				1,035,594
	Thailand - 0.9%
	Siam Commercial Bank PCL		121,700	183,403

	United Kingdom - 7.2%
	AstraZeneca PLC - ADR		7,690	460,016
	Barclays PLC		33,450	380,176
	Diageo PLC		11,131	187,242
	Intercontinental Hotels Group PLC		11,342	198,343
	Vedanta Resources PLC		8,922	224,918
				1,450,695
	TOTAL COMMON STOCK
	(Cost: $15,587,508)			19,164,758
			Number
			of Shares	Value
	PREFERRED STOCK - 0.7%
	Germany - 0.7%
	Hugo Boss AG
	( Cost: $111,057)		3,273	$138,022
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 4.2%
	Time Deposits - 4.2%
	Citibank Nassau
	4.500%, 07/01/06
	(Cost: $849,001)		$849,001	$849,001
	TOTAL INVESTMENTS - 100.0%
	(Cost: $16,547,566)			20,151,781
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%			6,171
	NET ASSETS - 100.0%			$20,157,952

*	Non-income producing securities.
ADR-	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2006 (Unaudited)
	U.S. HIGH YIELD BOND FUND
		Principal
		Amount	Value
	CORPORATE BONDS - 87.9%
	Advertising Services - 1.5%
	RH Donnelley Corp. 144A#
	8.875%, 01/15/16	$1,755,000	$1,770,356
	Aerospace/Defense-Equipment - 1.6%
	BE Aerospace, Inc. Cl.B
	8.875%, 05/01/11	1,780,000	1,842,300
	Apparel Manufacturers - 5.4%
	Levi Strauss & Co.
	9.750%, 01/15/15	1,385,000	1,385,000
	Oxford Industries, Inc.
	8.875%, 06/01/11	1,255,000	1,255,000
	Phillips-Van Heusen Corp.
	8.125%, 05/01/13	1,835,000	1,876,287
	Quiksilver, Inc.
	6.875%, 04/15/15	1,965,000	1,827,450
			6,343,737
	Auto/Truck Parts & Equipment-Original - 1.5%
	Tenneco, Inc.
	8.625%, 11/15/14	1,795,000	1,790,512
	Cable TV - 5.6%
	CCH I LLC
	11.000%, 10/01/15	710,000	621,250
	Echostar DBS Corp.
	5.750%, 10/01/08	1,130,000	1,104,575
	Echostar DBS Corp. 144A#
	7.125%, 02/01/16	1,355,000	1,304,188
	LodgeNet Entertainment Corp.
	9.500%, 06/15/13	2,000,000	2,130,000
	MediaCom LLC
	9.500%, 01/15/13	1,405,000	1,397,975
			6,557,988
	Casino Hotels - 2.4%
	Caesars Entertainment, Inc.
	8.875%, 09/15/08	1,250,000	1,312,500
	Wynn Las Vegas LLC
	6.625%, 12/01/14	1,590,000	1,498,575
			2,811,075
	Cellular Telecommunications - 1.4%
	Nextel Partners, Inc.
	8.125%, 07/01/11	1,535,000	1,605,994
	Chemicals-Diversified - 0.6%
	Lyondell Chemical Co.
	10.875%, 05/01/09	730,000	740,950
	Chemicals-Specialty - 1.3%
	OM Group, Inc.
	9.250%, 12/15/11	1,540,000	1,586,200
	Coal - 2.8%
	James River Coal Co.
	9.375%, 06/01/12	2,130,000	2,130,000
	Massey Energy Co. 144A#
	6.875%, 12/15/13	1,215,000	1,142,100
			3,272,100
	Commercial Services - 1.4%
	Vertrue, Inc.
	9.250%, 04/01/14	1,550,000	1,604,250
	Computer Services - 1.7%
	Unisys Corp.
	8.000%, 10/15/12	2,130,000	2,018,175
	Consumer Products-Miscellaneous - 3.1%
	Central Garden & Pet Co.
	9.125%, 02/01/13	1,885,000	1,941,550
	Jarden Corp.
	9.750%, 05/01/12	1,715,000	1,749,300
			3,690,850
	Containers-Metal/Glass - 0.9%
	Crown Americas LLC & Crown Americas Capital Corp. 144A#
	7.750%, 11/15/15	1,085,000	1,068,725
	Dialysis Centers - 1.8%
	DaVita, Inc.
	7.250%, 03/15/15	2,155,000	2,068,800
	Electric-Generation - 1.8%
	AES Corp.
	7.750%, 03/01/14	895,000	899,475
	Allegheny Energy Supply 144A#
	8.250%, 04/15/12	1,145,000	1,216,562
			2,116,037
	Electric-Integrated - 0.3%
	PSEG Energy Holdings LLC
	10.000%, 10/01/09	365,000	394,200
	Electronic Measure Instruments - 1.2%
	Itron, Inc.
	7.750%, 05/15/12	1,430,000	1,458,600
	Energy-Alternate Sources - 0.7%
	VeraSun Energy Corp. 144A#
	9.875%, 12/15/12	745,000	785,975
	Finance-Auto Loans - 3.6%
	Ford Motor Credit Co.
	7.000%, 10/01/13	1,525,000	1,312,473
	General Motors Acceptance Corp.
	8.000%, 11/01/31	760,000	730,474
	General Motors Acceptance Corp.
	6.750%, 12/01/14	2,305,000	2,140,930
			4,183,877
	Finance-Investment Bankers/Brokers - 1.8%
	E*Trade Financial Corp.
	8.000%, 06/15/11	2,025,000	2,065,500
	Finance-Other Services - 0.6%
	Alamosa Delaware, Inc.
	11.000%, 07/31/10	660,000	722,700
	Funeral Services & Related Items - 0.4%
	Service Corp. International 144A#
	7.000%, 06/15/17	485,000	453,475
	Independent Power Producer - 1.6%
	NRG Energy, Inc.
	7.375%, 02/01/16	1,915,000	1,867,125
	Intimate Apparel - 0.6%
	Warnaco, Inc.
	8.875%, 06/15/13	675,000	685,125
	Machinery-Farm - 1.0%
	Case New Holland, Inc.
	9.250%, 08/01/11	1,160,000	1,220,900
	Medical-Hospitals - 2.4%
	HCA, Inc.
	6.375%, 01/15/15	1,040,000	963,611
	Triad Hospitals, Inc.
	7.000%, 05/15/12	740,000	736,300
	Triad Hospitals, Inc.
	7.000%, 11/15/13	1,160,000	1,128,100
			2,828,011
	Medical-Outpatient/Home Medical Care - 1.1%
	Res-Care, Inc.
	7.750%, 10/15/13	1,360,000	1,349,800
	Networking Products - 0.9%
	Anixter International, Inc.
	5.950%, 03/01/15	1,205,000	1,108,600
	Non-Hazardous Waste Disposal - 2.0%
	Allied Waste North America, Inc.
	6.500%, 11/15/10	1,920,000	1,852,800
	WCA Waste Corp. 144A#
	9.250%, 06/15/14	450,000	454,500
			2,307,300
	Oil Companies-Exploration & Production - 0.6%
	Energy Partners, Ltd.
	8.750%, 08/01/10	745,000	728,238
	Paper & Related Products - 2.2%
	Neenah Paper, Inc.
	7.375%, 11/15/14	1,095,000	1,007,400
	NewPage Corp.
	10.000%, 05/01/12	1,540,000	1,593,900
			2,601,300
	Physical Therapy/Rehabilitation Centers - 1.5%
	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	1,830,000	1,791,113
	Pipelines - 2.6%
	Copano Energy LLC 144A#
	8.125%, 03/01/16	1,145,000	1,139,275
	Sonat, Inc.
	7.625%, 07/15/11	1,960,000	1,979,600
			3,118,875
	Printing-Commercial - 1.4%
	Cenveo Corp.
	7.875%, 12/01/13	1,685,000	1,642,875
	Private Corrections - 0.3%
	Cornell Cos., Inc.
	10.750%, 07/01/12	320,000	340,400
	Radio - 1.5%
	Salem Communications Holding Corp. Ser. B
	9.000%, 07/01/11	1,716,000	1,793,220
	REITS-Hotels - 0.8%
	Host Marriott LP
	7.125%, 11/01/13	895,000	891,644
	Rental Auto/Equipment - 1.7%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 144A#
	7.625%, 05/15/14	1,115,000	1,092,700
	United Rentals North America, Inc.
	7.000%, 02/15/14	1,000,000	913,750
			2,006,450
	Retail-Apparel/Shoe - 0.8%
	Brown Shoe Co., Inc.
	8.750%, 05/01/12	925,000	950,438
	Retail-Automobile - 0.3%
	Group 1 Automotive, Inc.
	8.250%, 08/15/13	335,000	338,350
	Retail-Computer Equipment - 1.4%
	GSC Holdings Corp.
	8.000%, 10/01/12	1,610,000	1,610,000
	Retail-Convenience Store - 1.3%
	Pantry, Inc.
	7.750%, 02/15/14	1,550,000	1,534,500
	Retail-Propane Distribution - 3.0%
	Inergy LP
	8.250%, 03/01/16	1,995,000	2,014,950
	Star Gas Partners LP/Star Gas Finance Co.
	10.250%, 02/15/13	1,465,000	1,512,612
			3,527,562
	Retail-Regional Department Stores - 2.7%
	Bon-Ton Stores, Inc. 144A#
	10.250%, 03/15/14	1,455,000	1,349,513
	Neiman-Marcus Group, Inc. 144A#
	10.375%, 10/15/15	1,750,000	1,859,375
			3,208,888
	Special Purpose Entity - 4.9%
	AMR HoldCo., Inc./EmCare HoldCo., Inc.
	10.000%, 02/15/15	1,795,000	1,880,262
	Hughes Network Systems LLC/HNS Finance Corp. 144A#
	9.500%, 04/15/14	830,000	821,700
	MedCath Holdings Corp.
	9.875%, 07/15/12	1,240,000	1,280,300
	Sensus Metering Systems, Inc.
	8.625%, 12/15/13	1,800,000	1,755,000
			5,737,262
	Steel-Specialty - 1.4%
	Oregon Steel Mills, Inc.
	10.000%, 07/15/09	1,545,000	1,622,250
	Telecommunications Services - 1.3%
	Qwest Corp.
	7.875%, 09/01/11	765,000	774,563
	Time Warner Telecom Holdings, Inc.
	9.250%, 02/15/14	785,000	804,625
			1,579,188
	Telephone-Integrated - 4.2%
	Level 3 Financing, Inc. 144A#
	12.250%, 03/15/13	555,000	589,688
	Qwest Capital Funding, Inc.
	7.250%, 02/15/11	1,835,000	1,784,537
	Valor Telecommunications Enterprises LLC
	7.750%, 02/15/15	1,565,000	1,615,863
	Windstream Corp. 144A#
	8.625%, 08/01/16	900,000	921,375
			4,911,463
	Transport-Services - 1.0%
	PHI, Inc. 144A#
	7.125%, 04/15/13	1,225,000	1,154,562
	TOTAL CORPORATE BONDS
	(Cost: $104,169,329)		103,407,815
		Principal
		Amount	Value
	FOREIGN CORPORATE BONDS - 9.3%
	Cellular Telecommunications - 3.3%
	Rogers Wireless, Inc.
	8.000%, 12/15/12	$1,825,000	$1,866,062
	Millicom International Cellular S.A.
	10.000%, 12/01/13	1,790,000	1,995,850
			3,861,912
	Electronic Components-Miscellaneous - 0.8%
	Solectron Global Finance, Ltd. 144A#
	8.000%, 03/15/16	960,000	945,600
	Industrial Audio & Video Products - 1.6%
	Imax Corp.
	9.625%, 12/01/10	1,880,000	1,927,000
	Paper & Related Products - 1.7%
	Abitibi-Consolidated Co. of Canada
	8.375%, 04/01/15	530,000	483,625
	Domtar, Inc.
	7.125%, 08/15/15	1,690,000	1,470,300
			1,953,925
	Resorts/Theme Parks - 0.8%
	Intrawest Corp.
	7.500%, 10/15/13	950,000	945,250
	Satellite Telecommunications - 1.1%
	Intelsat Subsidiary Holding Co., Ltd.
	8.250%, 01/15/13	1,250,000	1,240,625
	TOTAL FOREIGN CORPORATE BONDS
	(Cost: $10,864,291)		10,874,312
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 2.4%
	Time Deposit - 2.4%
	Bank of America London
	4.500%, 07/01/06
	(Cost: $2,788,498)	$2,788,498	$2,788,498

	TOTAL INVESTMENTS - 99.6%
	(Cost: $117,822,118)		117,070,625
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		522,114
	NET ASSETS - 100.0%		$117,592,739

#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at June 30, 2006 was $18,069,669 or 15.37% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

Item 2(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report, pursuant to Rule 30a-3(b) of the 1940 Act.

Item 2(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act ) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds
---------------------------------------

By (Signature and Title)

/s/ Horacio A. Valeiras
- -----------------------
Horacio A. Valeiras
Title: President

Date: August 29, 2006

By (Signature and Title)

/s/ Debbie Wussow
-----------------------
Debbie Wussow
Title: Treasurer

Date: August 29, 2006

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)
/s/ Horacio A. Valeiras
- --------------------------
Horacio A. Valeiras
Title: President

Date: August 29, 2006
----------------------

By (Signature and Title)
/s/ Debbie Wussow
-----------------------
Debbie Wussow
Title: Treasurer

Date: August 29, 2006